As filed with the Securities and Exchange Commission on April 23, 2001
                                  Registration
                                 No. 333-01153


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      (X)
                           PRE-EFFECTIVE AMENDMENT NO.
                                      -----
                                      ( )
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       ---
                                      (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                      (X)
                                Amendment No. 10
                                     ------
                                      (X)
                        (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805


Title of securities being registered: Flexible Premium Deferred Variable Annuity Contract

        It is proposed that this filing will become effective (check appropriate space) Immediately upon filing pursuant to paragraph (b) of Rule 485. X On April 30, 2001, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485. On __________, pursuant to paragraph (a)(1) of Rule 485.


        If appropriate, check the following:

        This post-effective amendment designates a new effective date for a previously filed post-effective _______________________________________
amendment.

















                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS











                            Schwab Select Annuity(TM)
         A flexible premium deferred variable and fixed annuity contract
                                 Distributed by
                           Charles Schwab & Co., Inc.
                                    Issued by
                   Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview
This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). Both will be referred to as the "Contract" throughout this Prospectus.

How to Invest
The minimum initial investment (a "Contribution") is:

o    $5,000

o    $2,000 if an IRA

o    $1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:
o       $500 per Contribution
o       $100 per Contribution if made via Automatic Contribution Plan


Allocating Your Money
When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:






o Alger American Growth Portfolio
o American Century VP International Portfolio
o Baron Capital Asset Fund: Insurance Shares
o Berger IPT-Small Company Growth Fund
o Deutsche Asset Management VIT EAFE(R) Equity Index Fund
o Deutsche Asset Management VIT Small Cap Index Fund
o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Federated American Leaders Fund II
o Federated Fund for U.S. Government Securities II
o Federated Utility Fund II
o INVESCO VIF-Equity Income Fund
o INVESCO VIF-High Yield Fund
o INVESCO VIF-Technology Fund
o Janus Aspen Series Flexible Income Portfolio
o Janus Aspen Series Growth Portfolio
o Janus Aspen Series International Growth Portfolio
o Janus Aspen Series Worldwide Growth Portfolio
o Montgomery Variable Series: Growth Fund
o Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio
o Prudential Series Fund Equity Class II Portfolio
o SAFECO Resource Series Trust Equity Portfolio
o SAFECO Resource Series Trust Growth Opportunities Portfolio
o Schwab MarketTrack Growth Portfolio II
o Schwab Money Market Portfolio
o Schwab S&P 500 Portfolio
o Scudder Variable Series I Capital Growth Portfolio (formerly the Scudder Variable Life Investment Fund Capital Growth Portfolio)
o Scudder Variable Series I Growth and Income Portfolio (formerly the Scudder Variable Life Investment Fund Growth and Income Portfolio)
o Strong Multi Cap Value Fund II (formerly the Strong Schafer Value Fund II)





Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the offers contained in the Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


April 30, 2001


You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options
The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.


For account information, please contact:

    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0650

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 30, 2001 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on Page 39 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                               This Contract is not available in all states.


--------------------------------------------------------------------------------
Table of Contents
Definitions....................................4
Summary........................................6
  How to contact Schwab........................6
Variable Annuity Fee Table.....................7
Portfolio Annual Expenses......................8
Fee Examples..................................10
Condensed Financial Information...............11
Great-West Life & Annuity Insurance
Company.......................................11
The Series Account............................11
The Portfolios................................12
  Meeting Investment Objectives...............16
  Where to Find More Information About the
  Portfolios..................................16
  Addition, Deletion or Substitution..........17
The Guarantee Period Fund.....................17
  Investments of the Guarantee Period Fund....17
  Subsequent Guarantee Periods................18
Breaking a Guarantee Period...................18
  Interest Rates..............................18
  Market Value Adjustment.....................18
Application and Initial Contributions.........19
Free Look Period..............................19
Subsequent Contributions......................19
Annuity Account Value.........................20
Transfers.....................................20
  Possible Restrictions.......................21
  Automatic Custom Transfers..................21
Cash Withdrawals..............................22
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................23
  Tax Consequences of Withdrawals.............23
Telephone and Internet Transactions...........23
Death Benefit.................................23
  Beneficiary.................................24
  Distribution of Death Benefit...............24
Charges and Deductions........................25
  Mortality and Expense Risk Charge...........25
  Contract Maintenance Charge.................26
  Transfer Fees...............................26
  Expenses of the Portfolios..................26
  Premium Tax.................................26
Other Taxes.....................              26
Payout Options                                26
  Periodic Withdrawals........................26
  Annuity Payouts.............................27
Seek Tax Advice...............................29
Federal Tax Matters...........................29
  Taxation of Annuities.......................30
  Individual Retirement Annuities.............32
Assignments or Pledges........................33
Performance Data..............................34
  Money Market Yield..........................34
  Average Annual Total Return.................34
Distribution of the Contracts.................37
Voting Rights.................................37
Rights Reserved by Great-West.................38
Legal Proceedings.............................38
Legal Matters.................................38
Experts.......................................38
Incorporation of Certain Documents by
Reference and Available Information           38
Appendix A--Condensed Financial
Information...................................40
Appendix B--Market Value Adjustments..........51
Appendix C--Net Investment Factor.............53



--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.
Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwab Select Annuity Structure
Your total Annuity Account can be made up of a variable and a fixed account.
--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.



Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.


Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern time will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.





--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.



--------------------------------------------------------------------------------
How to contact Schwab:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance Center
--------------------------------------------------------------------------------
101 Montgomery Street
San Francisco, CA 94104
Attention:  Insurance & Annuities Department
--------------------------------------------------------------------------------
800-838-0650
--------------------------------------------------------------------------------



Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on Page 19 of this Prospectus.


Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on Page 23.


For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.


You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on Page 19 of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.



--------------------------------------------------------------------------------
Variable Annuity Fee Table
The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.

Contract Owner Transaction Expenses1
Sales load                                     None
Surrender fee                                  None
Annual Contract Maintenance Charge2            $25.00
Transfer fee                                   $10.00
(no transfer fee is charged for the first
12 transfers in any calendar year)


Separate Account Annual Expenses1 (as a percentage of average Variable Account Value)
Mortality and expense risk charge ______________ 0.85%
Administrative expense charge __________________ 0.00%
Other fees and expenses of the Variable Account _0.00%
Total Separate Account Annual Expenses _________ 0.85%
--------------------------------------------------------------------------------
1The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Separate Account Annual Expenses do not apply to the Guarantee Period Fund.



2The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of the Contract anniversary date. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000.



-------------------------------------------------------------
Portfolio Annual Expenses



                                        Portfolio Annual Expenses
       (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2000)
Portfolio                             Management  Other     12b-1 fees    Total     Total Fee   Total
                                         fees     expenses              Portfolio    Waivers    Portfolio
                                                                        Expenses                expenses
                                                                        before                  after
                                                                        fee                     fee
                                                                         waivers                 waivers




Alger American Growth                     0.75%     0.04%         None      0.79%          N/A      0.79%
American Century VP International*        1.23%       N/A         None      1.23%          N/A      1.23%
Baron Capital Asset*                      1.00%     0.41%        0.25%      1.66%        0.16%      1.50%
Berger IPT-Small Company Growth           0.85%     0.13%         None      0.98%          N/A      0.98%
Deutsche Asset  Management VIT EAFE(R)    0.45%     0.47%         None      0.92%        0.27%      0.65%
Equity Index
Deutsche   Asset    Management   VIT      0.35%     0.34%         None      0.69%        0.24%      0.45%
Small Cap Index
Dreyfus  Variable  Investment  Fund:      0.75%     0.03%         None      0.78%          N/A      0.78%
Appreciation - Initial Shares*
Dreyfus  Variable  Investment  Fund:      0.75%     0.03%         None      0.78%          N/A      0.78%
Growth and Income - Initial Shares*
Federated American Leaders II*            0.75%     0.12%         None      0.87%          N/A      0.87%
Federated      U.S.       Government      0.60%     0.24%         None      0.84%          N/A      0.84%
Securities II*
Federated Utility II*                     0.75%     0.16%         None      0.91%          N/A      0.91%
INVESCO VIF-Equity Income*                0.75%     0.33%         None      1.08%          N/A      1.08%
INVESCO VIF-High Yield*                   0.60%     0.45%         None      1.05%          N/A      1.05%
INVESCO VIF- Technology*                  0.72%     0.30%         None      1.02%          N/A      1.02%
Janus Aspen Flexible Income               0.65%     0.11%         None      0.76%          N/A      0.76%
Janus Aspen Growth                        0.65%     0.02%         None      0.67%          N/A      0.67%
Janus Aspen International Growth          0.65%     0.06%         None      0.71%          N/A      0.71%
Janus Aspen Worldwide Growth              0.65%     0.04%         None      0.69%          N/A      0.69%
Montgomery Variable Series: Growth        1.83%     0.58%         None      2.41%        1.15%      1.26%
Morgan       Stanley       Universal      0.80%     0.36%         None      1.16%        0.06%      1.10%
Institutional Fund U.S. Real Estate
Prudential  Series Fund Equity Class      0.45%     0.21%        0.25%      0.91%          N/A      0.91%
II
SAFECO RST Equity                         0.74%     0.04%         None      0.78%          N/A      0.78%
SAFECO RST Growth Opportunities           0.74%     0.03%         None      0.77%          N/A      0.77%
Schwab MarketTrack Growth II*             0.55%     0.23%         None      0.78%        0.28%      0.50%
Schwab Money Market*                      0.48%     0.04%         None      0.52%        0.02%      0.50%
Schwab S&P 500*                           0.20%     0.10%         None      0.30%        0.02%      0.28%
Scudder   Variable  Series  ICapital      0.46%     0.03%         None      0.49%          N/A      0.49%
Growth
Scudder Variable Series I                 0.48%     0.08%         None      0.56%          N/A      0.56%
Growth and Income
Strong Multi Cap Value II                 1.00%     0.41%         None      1.41%        0.21%      1.20%






* For the American Century VP International Portfolio, there is a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund assets increase. For the Baron Capital Asset Fund, the Fund's advisor is contractually obligated to reduce its fee to the extent required to limit the Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000, would have been 1.66%. For the Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II and the Federated Utility Fund II, the maximum shareholder services fee is 0.25%. The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. For the INVESCO VIF-High Yield, INVESCO VIF-Equity Income and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the INVESCO VIF-Technology Fund's Other Expenses for the fiscal year ended December 31, 2000 were insignificant. For the Janus Aspen Growth, Janus Aspen Worldwide Growth and Janus Aspen International Portfolios, the data shown is for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for these Portfolios. For the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio, the management fee has been reduced to reflect a voluntary waiver of the management fee to the extent total operating expenses exceed 1.10%. On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this Portfolio through a tax free transfer. For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2002.




--------------------------------------------------------------------------------



Fee Examples3
If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples assume that no Premium Taxes have been assessed and are based on total Portfolio expenses after taking fee waivers and reimbursements into account. These examples assume that such fee waivers and reimbursements will continue for the periods shown.






PORTFOLIO                                           1 year           3 years         5 years     10 years
Alger American Growth                               $17               $56            $101       $248
American Century VP International                   $22               $70            $127       $307
Baron Capital Asset                                 $24               $79            $142       $342
Berger IPT-Small Company Growth                     $19               $62            $112       $274
Deutsche Asset Management VIT EAFE(R)Equity Index   $16               $51             $93       $228
Deutsche Asset Management VIT  Small Cap Index      $14               $45             $81       $200
Dreyfus Variable Investment Fund Appreciation       $17               $56            $100       $246
Dreyfus  Variable  Investment  Fund  Growth  and    $17               $56            $100       $246
Income
Federated American Leaders II                       $18               $59            $106       $259
Federated U.S. Government Securities II             $18               $58            $104       $255
Federated Utility II                                $18               $60            $108       $264
INVESCO VIF-Equity Income                           $20               $65            $118       $287
INVESCO VIF-High Yield                              $20               $64            $116       $283
INVESCO VIF-Technology                              $20               $63            $114       $279
Janus Aspen Flexible Income                         $17               $55             $99       $244
Janus Aspen Growth                                  $16               $52             $94       $231
Janus Aspen International Growth                    $16               $53             $96       $237
Janus Aspen Worldwide Growth                        $16               $53             $95       $234
Montgomery Variable Series: Growth                  $22               $71            $128       $311
Morgan  Stanley  Universal   Institutional  Fund    $20               $66            $119       $290
U.S. Real Estate
Prudential   Series   Fund   Equity   Class   II    $18               $60            $108       $264
SAFECO RST Equity                                   $17               $56            $100       $246
SAFECO RST Growth Opportunities                     $17               $55            $100       $245
Schwab MarketTrack Growth II                        $14               $46             $84       $207
Schwab Money Market                                 $14               $46             $84       $207
Schwab S&P 500                                      $12               $39             $71       $175
Scudder Variable Series I Capital Growth            $14               $46             $83       $206
Scudder Variable Series I Growth and Income         $15               $48             $87       $216
Strong Multi Cap Value II                           $21               $69            $125       $303




These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown.

3The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Portfolios' figures.


--------------------------------------------------------------------------------
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31, 2000 and contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.



Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.



We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 44 Sub-Accounts, 29 of which are available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

--------------------------------------------------------------------------------
The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:
o       holds its assets separate from the assets of the other Portfolios,
o       has its own distinct investment objective and policy, and
o       operates as a separate investment fund

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

American  Century  Variable   Portfolios,   Inc.--advised  by  American  Century
Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP International Portfolio seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

Baron Capital Asset Fund--advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of approximately $100 million to $1.5 billion and medium sized companies with market values of $1.5 billion to $5 billion.

Berger Institutional Products Trust--advised by Berger LLC of Denver, Colorado.

Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid revenue and earnings growth. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

The Deutsche Asset Management VIT Funds -- (formerly, BT Insurance Funds Trust)
- advised by Deutsche Asset Management, Inc.


Deutsche Asset Management VIT EAFE(R) Equity Index Fund (formerly, BT Insurance Funds Trust EAFE(R) Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australia, and the Far East and is a widely accepted benchmark of international stock performance.


Deutsche Asset Management VIT Small Cap Index Fund (formerly, BT Insurance Funds Trust Small Cap Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase.


Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated  Insurance   Series--advised  by  Federated  Advisers  of  Pittsburgh,
Pennsylvania.

Federated American Leaders Fund II seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65 % of its total assets (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Utility Fund II seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Equity Income Fund.


INVESCO VIF-Equity Income Fund is a diversified fund that seeks to provide a high total return through both growth and current income. The Fund normally invests primarily in dividend-paying common and preferred stocks. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be easily traded in the U.S.; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund may also invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment grade securities.


INVESCO VIF-High Yield Fund seeks a high level of current income through investments in debt securities. It invests primarily in lower-rated debt securities, commonly called "junk bonds," and preferred stock with medium to lower credit ratings. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt. The rest of the Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. Normally, at least 65% of the Fund's total assets will be invested in debt securities maturing at least 3 years after they are issued.

INVESCO VIF-Technology Fund seeks capital appreciation and normally invests primarily in equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunication equipment and services, office and factory automation, networking, robotics, and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.


Janus Aspen Series Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. The Portfolio will invest at least 80% of its assets in income-producing securities and may own an unlimited amount of high-yield/high-risk fixed income securities and these securities may be a big part of the Portfolio.


Janus Aspen Series Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential.
Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the U.S.

Janus Aspen Series Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S.

Montgomery Variable Series--advised by Montgomery Asset Management, LLC of San Francisco, California.


Montgomery Variable Series: Growth Fund seeks long-term capital appreciation by investing in U.S. growth companies. The Fund may invest in stocks of U.S. companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Fund's strategy is to identify well-managed U.S. companies that are expected to increase their sales and corporate earnings on a sustained basis.


Morgan Stanley Universal Institutional Funds, Inc.--advised by Morgan Stanley Asset Management Inc. of New York, New York.


Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including Real Estate Investment Trusts ("REITs").


On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this Portfolio through a tax free transfer. As a result, the Sub-Account under the Contract that previously invested in the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio began investing in this Portfolio as of that date.

Prudential Series Fund--advised by Prudential Funds Management LLC of Newark, New Jersey.

Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indexes. Current income, if any, is incidental.

SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.


SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio typically invests in common stocks of large established companies that are proven performers.


SAFECO RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.


Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.


Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I--advised by Zurich Scudder Investments, Inc. of New York, New York.


Scudder Variable Series I Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks and preferred stocks in all sectors of the market, including companies that generate or apply new technologies, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies.

Scudder Variable Series I Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. The Portfolio pursues its goal by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income.



The  Strong  Multi  Cap  Value  Fund   II--advised  by  Strong  Schafer  Capital
Management, L.L.C. of Princeton, New Jersey.


The Strong Multi Cap Value Fund II seeks long-term capital appreciation. Current income is a secondary objective. The Fund invests primarily in common stocks of medium- and large-size companies.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Schwab Insurance Center.

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.



Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you to re-allocate the amounts invested in the eliminated Sub-Account.

--------------------------------------------------------------------------------
The Guarantee Period Fund
The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Because your Contributions do not receive a unit ownership of assets accounted for in the separate account, the assets accrue solely to the benefit of Great-West and any gain or loss in the separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on Page 18). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on Page 18.

Investments of the Guarantee
Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o    Securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities,  which  may  or  may  not  be  guaranteed  by  the  U.S.
     Government.

o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.



In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. And, the stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods
Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years from the Guarantee Period maturity date, the matured value will be transferred to a 2-year Guarantee Period.

--------------------------------------------------------------------------------

Breaking a Guarantee Period
If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period maturity date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different than those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. The standard non-forfeiture rate in all states is 3%, except in Florida, Mississippi and Oklahoma, it's 0%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment
Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before the Guarantee Period Fund's maturity date, you:


o surrender your investment in the Guarantee Period Fund,
o transfer money from the Guarantee Period Fund,
o partially withdraw money from the Guarantee Period Fund,
o take a periodic withdrawal,
o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account, or
o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.


The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period maturity date in each of the following situations:

o Transfer to a Sub-Account offered under this Contract.
o Surrenders, partial withdrawals, annuitization or periodic withdrawals.
o A single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

--------------------------------------------------------------------------------
Application and Initial Contributions
The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

--------------------------------------------------------------------------------
Free Look Period
During the free look period (ten-days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.


Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.


Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:
o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

--------------------------------------------------------------------------------
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Contribution plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annuity Account Value
Before the date annuity payouts begin, your Annuity Account Value is the sum of your Variable and Fixed Accounts established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Payout Commencement Date is equal to:
o net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,
o minus reductions for the Contract Maintenance Charge deducted on the Contract anniversary, o minus any applicable Transfer fees, and
o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.


Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by telephone, by sending a Request to the Annuity Administration Department at Great-West or by calling our touch-tone account and trading service.

Your Request must specify:
o the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern time. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period maturity date, the amount Transferred may be subject to a Market Value Adjustment as discussed on Page 18. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.


Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.


You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

 Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 -------  ContributiUnits    Price
 Month              Purchasedper
                             unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.               10       $25.00
          $250
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250     12         20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250     15         16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250     12         20.83
 -------- --------- -------- --------
 Average   market   value  per  unit
 $18.06
 Investor's  average  cost  per unit
 $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.



Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[GRAPHIC OMITTED][GRAPHIC OMITTED]
Stocks 60%
        Large Company 30%
        Small Company 15%
        International 15%
Bonds 30%
Cash 10%

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[OBJECT OMITTED]
Stocks 75%
        Large Company 35%
        Small Company 20%
        International 20%
Bonds 20%
Cash 5%



Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------


On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:
o   Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.
o You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the rebalancer option at any time.

--------------------------------------------------------------------------------
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on Page 18.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.

o    A partial  withdrawal or a surrender will be effective upon the Transaction
     Date.

o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.



Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no withdrawal or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on Page 29.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.


--------------------------------------------------------------------------------
Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those completed after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

--------------------------------------------------------------------------------
Death Benefit
Before the date when annuity payouts begin, the Death Benefit, if any, will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date the request for payout is received, less any Premium Tax, or

o    the  sum  of  Contributions,   less  partial  withdrawals  and/or  periodic
     withdrawals, less any Premium Tax.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

o    payout in a single sum, or

o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

o    payout in a single sum that may be subject to a Market Value Adjustment, or

o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

o any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:
o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------


Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

--------------------------------------------------------------------------------
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.


As more fully described below, charges under the Contract are assessed only as deductions for:

o    Premium Tax, if applicable,

o    Certain Transfers,

o    a Contract Maintenance Charge, and

o charges against your Variable Account Value for our assumption of mortality and expense risks.


Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.


The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.



Contract Maintenance Charge
We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios
The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on Pages 7 and 8.


Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

--------------------------------------------------------------------------------
Payout Options
During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single, lump-sum payment.

You may change the Payout Commencement Date within 60 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.



Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals
o A minimum withdrawal amount of at least $100
o The calendar day of the month on which withdrawals will be made
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.


Your withdrawals may be prorated across the Guarantee Period Fund (if applicable) and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods six or more months prior to its Guarantee Period maturity date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o   Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero.

o       The Annuity Account Value is zero.
o       You request that withdrawals stop.
o       The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.



--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.
Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9). Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on Page 22.

Annuity Payouts
You can choose the date you'd like annuity payouts to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select a payout start date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.


Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%.


For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.


Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the 5th valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.


Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the 5th valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.


Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.



Other Restrictions
Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option,

o    no additional Contributions will be accepted under the Contract, and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months. Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
Any other form of a fixed annuity acceptable to us.
--------------------------------------------------------------------------------


Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

----------------------------------------------

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

--------------------------------------------------------------------------------
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.



The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.


Taxation of Annuities
Section 72 of the Code governs taxation of annuities and distributions from IRAs. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a withdrawal of such portion. An IRA Contract may not be assigned as collateral for a loan. The taxable portion of a withdrawal (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.


The rule also does not apply where:

o The annuity Contract is acquired by the estate of a decedent.
o The Contract is held under an IRA.
o The Contract is a qualified funding asset for a structured settlement.
o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals



In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal is taxed at ordinary income tax rates.


In the case of a withdrawal under an IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value.Special tax rules may be available for certain distributions from an IRA.




Annuity Payouts


Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected.) However, the remainder of each annuity payout is taxable at ordinary income tax rates. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o Made on or after the date on which the Owner reaches age 59 1/2.
o Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.


Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.


Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Separate Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract.

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Separate Account or a Sub-account to be deemed to be adequately diversified.

Owner Control
In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by those investments. The Company does not believe that an Owner of a Non-Qualified Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contract as may be required to maintain favorable tax treatment.


Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. And, you have the right to revoke your purchase within seven days of purchase of the IRA Contract.
If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

 If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.


--------------------------------------------------------------------------------
Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.


If a non-IRA Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.


If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.


--------------------------------------------------------------------------------
Performance Data
From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield
The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2000. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


Both the standardized and non-standardized data utilize the same calculation method and reflect the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.




                                                                Performance Data
                                         Standardized Performance Data                   Non-Standardized Performance Data
Sub-Account                               1 year     Since    Inception   1 Year 3 years   5 years 10 years     Since      Inception
                                                   Inception  Date of                                         Inception      Date of
                                                      of      Sub-Account                                        of       Underlying
                                                   Sub-Account                                               Underlying    Portfolio
                                                                                                              Portfolio
                                                                                                              (if less
                                                                                                               than 10
                                                                                                               years)
Alger American Growth                    -15.50%    19.44%    11/1/1996    N/A   18.03%    18.16%   19.42%       N/A      1/9/1989
American Century VP International        -17.53%    17.36%    11/1/1996    N/A   16.46%    16.00%     N/A      12.61%     5/1/994
Baron Capital Asset                       -3.48%     5.88%    5/3/1999     N/A     N/A       N/A      N/A      27.17%    10/1/1998
Berger IPT-Small Company Growth           -7.34%    27.52%    5/1/1997     N/A   21.11%      N/A      N/A      17.38%     5/1/1996
Deutsche Asset Management VIT EAFE(R)    -17.36%    -0.50%    5/3/1999     N/A    8.00%      N/A      N/A       4.86%    8/22/1997
Equity Index
Deutsche Asset Management VIT Small       -4.69%     6.46%    5/3/1999     N/A    3.26%      N/A      N/A       4.35%    8/22/1997
Cap Index
Dreyfus Variable Investment Fund          -1.49%     0.53%    5/3/1999     N/A   12.01%    17.30%     N/A      16.15%     4/5/1993
Appreciation
Dreyfus Variable Investment Fund          -4.59%     1.42%    5/3/1999     N/A    7.02%    11.08%     N/A      15.85%     5/2/1994
Growth and Income
Federated American Leaders II             1.52%     13.74%    11/1/1996    N/A    7.78%    14.58%     N/A      14.69%    2/10/1994
Federated U.S. Government Securities II   10.04%     5.25%    11/1/1996    N/A    5.00%     5.04%     N/A       5.17%    3/28/1994
Federated Utility II                      -9.71%     6.94%    5/1/1997     N/A    0.94%     7.39%     N/A       7.89%    2/10/1994
INVESCO VIF-Equity Income                 3.99%     15.06%    11/1/1996    N/A   10.63%    15.84%     N/A      16.79%    8/10/1994
INVESCO VIF-High Yield                   -12.43%     3.38%    11/1/1996    N/A   -1.65%     5.05%     N/A       6.56%    5/27/1994
INVESCO VIF-Technology                     N/A      -44.04%   3/1/2000   -24.06% 34.46%      N/A      N/A      32.57%    5/21/1997
Janus Aspen Flexible Income               5.36%      2.89%    5/3/1999     N/A    4.71%     6.61%     N/A       7.27%    9/13/1993
Janus Aspen Growth                       -15.28%    18.50%    11/1/1996    N/A   17.62%    18.33%     N/A      17.02%    9/13/1993
Janus Aspen International Growth         -16.67%    23.41%    5/3/1999     N/A   20.52%    22.40%     N/A      19.29%     5/2/1994
Janus Aspen Worldwide Growth             -16.39%    20.78%    11/1/1996    N/A   20.34%    21.97%     N/A      21.22%    9/13/1993
Montgomery Variable Series: Growth        -9.83%     9.37%    11/1/1996    N/A    3.29%      N/A      N/A      12.43%     2/9/1996
Morgan Stanley Universal Institutional    29.17%     5.76%    9/17/1997    N/A    4.22%      N/A      N/A       7.80%     3/3/1997
Fund  U.S. Real Estate*
Prudential Series Fund Equity Class II    1.98%      0.29%    5/3/1999     N/A     N/A       N/A      N/A       0.29%     5/4/1999
SAFECO RST Equity                        -11.54%     9.66%    5/1/1997     N/A    5.88%    12.70%   15.65%       N/A      4/3/1987
SAFECO RST Growth Opportunities           -6.97%     3.79%    5/3/1999     N/A   -0.55%    13.04%     N/A      18.31%     1/7/1993
Schwab MarketTrack Growth II              -5.62%    12.02%    11/1/1996    N/A    7.86%      N/A      N/A      12.02%    11/1/1996
Schwab S&P 500                           -10.11%    16.40%    11/1/1996    N/A   10.88%      N/A      N/A      16.40%    11/1/1996
Scudder Variable Series I Capital        -10.66%     7.57%    5/3/1999     N/A   13.53%    18.60%   16.72%       N/A     7/16/1985
Growth
Scudder Variable Series I Growth and      -2.93%    -5.58%    5/3/1999     N/A    2.68%    11.15%     N/A      13.39%     5/2/1994
Income
Strong Multi Cap Value II                 6.92%     -4.64%    5/3/1999     N/A    1.41%      N/A      N/A       1.04%    10/10/1997


*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("Van Kampen Portfolio") were merged into the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio ("Morgan Stanley Portfolio"). The Van Kampen Portfolio was terminated following the merger. The Sub-Account that had invested in the Van Kampen Portfolio until that time began investing in the Morgan Stanley Portfolio. As a result, both the standardized and non-standardized performance shown above reflect only the performance of the Morgan Stanley Portfolio and not that of the Van Kampen Portfolio.


Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. (Schwab) is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 101 Montgomery Street, San Francisco, California 94104, telephone 800-838-0650.

Certain administrative services are provided by Schwab to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

--------------------------------------------------------------------------------
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.



--------------------------------------------------------------------------------
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any
     outstanding    Contract   beyond   the   aggregate    amount    guaranteed.
     ---------------------------------------------------------------------------
     Legal Proceedings Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. And, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial
     results,       conditions       or      prospects      of       Great-West.
     ---------------------------------------------------------------------------


     Legal Matters Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been
     provided             by             Jorden             Burt            LLP.
     ---------------------------------------------------------------------------


Experts
The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2000, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information Great-West's Annual Report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act") after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department
P. O. Box 173920
Denver, Colorado  80217-3920
1-800-838-0650



The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.




The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o       general information

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account

o       the calculation of annuity payouts

o       postponement of payouts

o       services

o       withholding

o       calculation of performance data.

--------------------------------------------------------------------------------


Appendix A--Condensed Financial Information
                             Selected data for accumulation units
                      Outstanding through each period ending December 31





                                                       Baron                   Deutsche     Deutsche
                              Alger      American     Capital    Berger IPT     Asset        Asset       Dreyfus
                             American   Century VP     Asset:       Small     Management   Management      VIF
                              Growth    InternationalInsurance     Company     VIT EAFE    VIT Small     Capital
                                                       Shares      Growth    Equity Index  Cap Index   Appreciation
                           ----------------------------------------------------------------------------------------

Date Sub-Account             11/01/96    11/01/96     05/03/99    05/01/97     05/03/99     05/03/99    05/03/99
Commenced Operations

2000
 Beginning Unit Value            $24.84      $23.66       $11.40      $26.37       $12.00       $11.65      $10.24
                           ========================================================================================
 Ending Unit Value               $20.99      $19.51       $11.00      $24.43        $9.92       $11.10      $10.09
                           ========================================================================================
 Number of Units           3,090,961.37  808,345.51   655,329.37 1,876,728.72  290,653.23   464,934.96  474,144.32
Outstanding
                           ========================================================================================
 Net Assets (000's)             $64,886     $15,773       $7,209     $45,853       $2,883       $5,162      $4,784
                           ========================================================================================

1999
 Beginning Unit Value            $18.74      $14.54       $10.00      $13.89       $10.00       $10.00      $10.00
                           ========================================================================================
 Ending Unit Value               $24.84      $23.66       $11.40      $26.37       $12.00       $11.65      $10.24
                           ========================================================================================
 Number of Units           2,200,774.98  602,866.81   502,097.27 1,072,037.44  161,395.99   203,338.02  245,395.21
Outstanding
                           ========================================================================================
 Net Assets (000's)             $54,671     $14,264       $5,723     $28,268       $1,937       $2,369      $2,513
                           ========================================================================================

1998
 Beginning Unit Value            $12.76      $12.35                   $13.75
                           ========================================================================================
 Ending Unit Value               $18.74      $14.54                   $13.89
                                                                             ======================================
                           ========================================================================================
 Number of Units           1,306,503.46  560,116.89               428,982.88
Outstanding
                                                                             ======================================
                           ========================================================================================
 Net Assets (000's)             $24,487      $8,147                   $5,959
                           ========================================================================================

1997

 Beginning Unit Value            $10.24      $10.49                  $10.00
                                                                     ======

                                                    -------------------------======================================
                           =========================
 Ending Unit Value               $12.76      $12.35                   $13.75
                                                                             ======================================
                           ========================================================================================
 Number of Units             417,162.09  298,156.62               124,653.31
Outstanding
                                                                             ======================================
                           ========================================================================================
 Net Assets (000's)              $5,325      $3,683                   $1,714
                           ========================================================================================


1996
 Beginning Unit Value                        $10.00
                           $10.00
                                                    ===============================================================
                           =========================
 Ending Unit Value               $10.24      $10.49
                                                    ===============================================================
                           ========================================================================================
 Number of Units               1,166.64   13,399.99
Outstanding
                                                    ===============================================================
                           ========================================================================================
 Net Assets (000's)                 $12        $141
                           ========================================================================================

                                                                                                       (Continued)


                                                     Federated
                             Dreyfus     Federated    for U.S.
                            VIF Growth   American    Government   Federated  INVESCO VIF  INVESCO VIF    INVESCO
                             & Income   Leaders II   Securities  Utility II     Equity     High Yield      VIF
                                                         II                     Income                 Technology
                           ----------------------------------------------------------------------------------------

Date Sub-Account              5/3/99     11/01/96     11/01/96     5/1/97      11/1/96      11/1/96     03/01/00
Commenced Operations

2000
 Beginning Unit Value            $10.73      $16.87       $11.27      $14.18       $17.28       $13.14      $10.00
                           ========================================================================================
 Ending Unit Value               $10.24      $17.12       $12.40      $12.81       $17.97       $11.51       $5.60
                           ========================================================================================
 Number of Units             265,081.38 1,213,502.143,179,461.73  260,839.52 2,044,482.56 1,919,248.78 4,296,975.00
Outstanding
                           ========================================================================================
 Net Assets (000's)              $2,714     $20,780      $39,417      $3,340      $36,739      $22,081     $24,047
                           ========================================================================================

1999
 Beginning Unit Value            $10.00      $15.95       $11.43      $14.07       $15.18       $12.13
                                                                                                       ============
                           ========================================================================================
 Ending Unit Value               $10.73      $16.87       $11.27      $14.18       $17.28       $13.14
                                                                                                       ============
                           ========================================================================================
 Number of Units              49,768.32 1,443,381.492,809,026.83  280,956.86 1,753,290.18 2,003,862.84
Outstanding
                                                                                                       ============
                           ========================================================================================
 Net Assets (000's)                $534     $24,346      $31,648      $3,985      $30,299      $26,326
                           ========================================================================================

1998
 Beginning Unit Value                        $13.67       $10.71      $12.45       $13.27       $12.09
                           =============                                                               ============
                           ========================================================================================
 Ending Unit Value                           $15.95       $11.43      $14.07       $15.18       $12.13
                           =============                                                               ============
                           ========================================================================================
 Number of Units                        1,763,028.092,136,709.11  416,024.23 1,639,584.27 1,867,861.60
Outstanding
                           =============                                                               ============
                           ========================================================================================
 Net Assets (000's)                         $28,117      $24,427      $5,852      $24,882      $22,654
                           ========================================================================================

1997
 Beginning Unit Value                        $10.42        $9.97      $10.00       $10.44       $10.39
                           =============                                                               ============
                           ========================================================================================
 Ending Unit Value                           $13.67       $10.71      $12.45       $13.27       $12.09
                           =============                                                               ============
                           ========================================================================================
 Number of Units                        1,426,437.13  815,966.27  168,289.28 1,271,028.35 1,360,680.67
Outstanding
                           =============                                                               ============
                           ========================================================================================
 Net Assets (000's)                         $19,505       $8,737      $2,095      $16,867      $16,450
                           ========================================================================================


1996
 Beginning Unit Value                        $10.00       $10.00                   $10.00       $10.00
                           =============                                                               ============
                           ========================================================================================
 Ending Unit Value                           $10.42        $9.97                   $10.44       $10.39
                           =============                                                               ============
                           ========================================================================================
 Number of Units                          65,888.88     9,330.15                68,873.87    52,043.52
Outstanding
                           =============                                                               ============
                           ========================================================================================
 Net Assets (000's)                            $686          $93                     $719         $541
                           ========================================================================================


                                                                                                                        (Continued)




                                                                                             Morgan
                                                                                            Stanley
                                                    Janus Aspen     Janus     Montgomery   Universal
                           Janus Aspen                 Series       Aspen      Variable   InstitutionalPrudential
                              Series       Janus    International  Series      Series:     Fund U.S.     Series     SAFECO RST
                             Flexible      Aspen       Growth     Worldwide     Growth    Real Estate* Fund Equity    Equity
                              Income      Series                   Growth
                                     Growth
                           -----------------------------------------------------------------------------------------------------

Date Sub-Account             05/03/99    11/01/96     05/03/99    11/01/96     11/01/96     09/17/97    05/03/99     05/01/97
Commenced Operations

2000
 Beginning Unit Value             $9.95      $23.98       $17.04      $26.30       $16.13        $8.86       $9.85       $15.88
                           =====================================================================================================
 Ending Unit Value               $10.49      $20.32       $14.20      $21.99       $14.55       $11.25      $10.05       $14.05
                           =====================================================================================================
 Number of Units           1,624,947.61 4,289,359.842,082,710.01 4,803,268.39  458,093.76   787,331.48  159,971.19   940,487.75
Outstanding
                           =====================================================================================================
 Net Assets (000's)             $17,043     $87,143      $29,582    $105,639       $6,664        $8860      $1,607      $13,212
                           =====================================================================================================

1999
 Beginning Unit Value            $10.00      $16.79       $10.00      $16.13       $13.47        $9.25      $10.00       $14.65
                           =====================================================================================================
 Ending Unit Value                $9.95      $23.98       $17.04      $26.30       $16.13        $8.86       $9.85       $15.88
                           =====================================================================================================
 Number of Units             838,444.84 3,396,880.63  772,937.37 4,259,932.25  410,660.04   347,935.46   32,427.58 1,065,918.62
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $8,347     $81,453      $13,174    $112,048       $6,625       $3,083        $320      $16,928
                           =====================================================================================================

1998
 Beginning Unit Value                        $12.49                   $12.62       $13.20       $10.56                   $11.83
                           ======================================                                      =========================
                           ========================================================================================
 Ending Unit Value                           $16.79                   $16.13       $13.47        $9.25                   $14.65
                           ======================================                                      ============
                           =====================================================================================================
 Number of Units                        1,979,274.19             3,616,796.56  601,168.28   308,475.29             1,168,093.71
Outstanding
                           ======================================                                      =========================
                           ========================================================================================
 Net Assets (000's)                         $33,242                  $58,337       $8,097       $2,854                  $17,116
                           =====================================================================================================

1997
 Beginning Unit Value                        $10.26                   $10.42       $10.35       $10.00                   $10.00
                           ======================================            ======================================
                           ==================================================                          =========================
 Ending Unit Value                           $12.49                   $12.62       $13.20       $10.56                   $11.83
                           ======================================                                      ============
                           =====================================================================================================
 Number of Units                        1,335,813.25             2,208,663.79  643,624.38   176,075.27               357,176.26
Outstanding
                           ======================================                                      =========================
                           ========================================================================================
 Net Assets (000's)                         $16,678                  $27,868       $8,495       $1,859                   $4,226
                           =====================================================================================================

1996
 Beginning Unit Value                        $10.00                   $10.00       $10.00
                           ======================================            ==========================
                           ==================================================             =========================
 Ending Unit Value                           $10.26                   $10.42       $10.35
                           ======================================                         =============
                           ========================================================================================
 Number of Units                          93,598.79                51,982.38    11,226.77
Outstanding
                           ======================================                         =========================
                           ============================================================================
 Net Assets (000's)                            $960                     $541         $116
                           ========================================================================================

*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust
Morgan Stanley Real Estate Securities Portfolio were merged into this underlying
Portfolio. The data shown above reflects financial information for the Van
Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio
until September 22, 2000, and for the Morgan Stanley Universal Institutional
Fund U.S. Real Estate Portfolio after that date.
                                                                                                                        (Continued)







                                                                               Scudder      Scudder
                                                                               Variable     Variable
                                          Schwab                               Series I     Series I
                            SAFECO RST  MarketTrack    Schwab    Schwab S&P    Capital      Growth &     Strong
                              Growth     Growth II  Money Market     500      Growth - A   Income - A   Multi Cap
                                                                                                        Value II
                           ----------------------------------------------------------------------------------------

Date Sub-Account             05/03/99    11/01/96     11/01/96    11/01/96     05/03/99     05/03/99    05/03/99
Commenced Operations

2000
 Beginning Unit Value            $11.44      $17.01       $11.35      $20.95       $12.64        $9.36       $8.64
                           ========================================================================================
 Ending Unit Value               $10.64      $16.05       $11.93      $18.83       $11.30        $9.09       $9.24
                           ========================================================================================
 Number of Units             576,155.20  818,621.27 12,390,368.675,934,026.31  403,432.96   190,164.72  556,934.32
Outstanding
                           ========================================================================================
 Net Assets (000's)              $6,131     $13,138     $147,767    $111,752       $4,557       $1,728      $5,146
                           ========================================================================================

1999
 Beginning Unit Value            $10.00      $14.34       $10.93      $17.54       $10.00       $10.00      $10.00
                           ========================================================================================
 Ending Unit Value               $11.44      $17.01       $11.35      $20.95       $12.64        $9.36       $8.64
                           ========================================================================================
 Number of Units             155,642.93  560,532.64 9,861,519.25 5,457,967.10  186,640.12    61,409.25   94,499.34
Outstanding
                           ========================================================================================
 Net Assets (000's)              $1,780      $9,532     $111,967    $114,346       $2,360         $575        $817
                           ========================================================================================

1998
 Beginning Unit Value                        $12.79       $10.49      $13.81
                           ========================================================================================
                           ========================================================================================
 Ending Unit Value                           $14.34       $10.93      $17.54
                           ========================================================================================
                           ========================================================================================
 Number of Units                         447,514.11 6,649,980.31 4,084,834.46
Outstanding
                           ========================================================================================
                           ========================================================================================
 Net Assets (000's)                          $6,416      $72,692     $71,644
                           ========================================================================================

1997
 Beginning Unit Value                        $10.35       $10.07      $10.52
                           ========================================================================================
                           ========================================================================================
 Ending Unit Value                           $12.79       $10.49      $13.81
                           ========================================================================================
                           ========================================================================================
 Number of Units                         284,530.36 4,114,002.58 2,115,859.53
Outstanding
                           ========================================================================================
                           ========================================================================================
 Net Assets (000's)                          $3,638      $43,163     $29,224
                           ========================================================================================

1996
 Beginning Unit Value                        $10.00       $10.00      $10.00
                           ========================================================================================
                           ========================================================================================
 Ending Unit Value                           $10.35       $10.07      $10.52
                           ========================================================================================
                           ========================================================================================
 Number of Units                          16,525.39   297,045.92   62,674.08
Outstanding
                           ========================================================================================
                           ========================================================================================
 Net Assets (000's)                            $171       $2,991        $659
                           ========================================================================================

                                                                                                                       (Continued)




                          ------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments
The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:
o   i is the U.S. Treasury Strip ask side yield as published in the Wall
    Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.
o   j is the U.S. Treasury Strip ask side yield as published in the Wall
    Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.
o   N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o       i and j differ by less than .10%
o       N is less than 6

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example 1--Increasing Interest Rates

-------------------------- -------------------------
-------------------------  $25,000 on  November  1,
Deposit                    1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]65/12} - 1
       = .952885 - 1
       = -.047115

MVA    ____ = (amount transferred or surrendered) x MVAF = $10,000 x - .047115 =
       - $471.15

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + - $471.15)
       = $9,528.85

Example 2--Decreasing Interest Rates
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          5.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.051]65/12} - 1
       = .055323

MVA ____ = (amount transferred or surrendered) x MVAF = $10,000 x .0055323 = $553.23

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $553.23)
       = $10,553.23


Example 3--Flat Interest Rates (i and j are within .10% of each other)
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          6.24%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.0634]65/12} - 1
       = .99036 - 1
       = -.00964
However, [i-j] <.10%, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

Example 4--N equals less than 6 months to maturity
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2005
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          5
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]5/12} - 1
       = .99629 - 1
       = -.00371
However, N<6, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000


-------------------------------------------------------------------------------
Appendix C--Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

     (b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.








                        VARIABLE ANNUITY-1 SERIES ACCOUNT




                            Flexible Premium Deferred
                       Combination Variable and Fixed Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                               Greenwood Village, Colorado 80111
               Telephone:    (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2001, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

                                            April 30, 2001

                                TABLE OF CONTENTS


                                                                      Page

GENERAL INFORMATION...................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT...........................B-3
CALCULATION OF ANNUITY PAYMENTS.......................................B-3
POSTPONEMENT OF PAYMENTS..............................................B-4
SERVICES..............................................................B-4
        - Safekeeping of Series Account Assets........................B-4
        - Experts.....................................................B-4
        - Principal Underwriter.......................................B-5
WITHHOLDING...........................................................B-5
CALCULATION OF PERFORMANCE DATA.......................................B-6
FINANCIAL STATEMENTS..................................................B-7

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 80.2% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.


                         CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options


               The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.


        B.     Variable Annuity Options

               To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets


               The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to Great-West Lifeco, Inc. in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.


        B.     Experts

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

               The consolidated financial statements of GWL&A as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of the Series Account for the years ended December 31, 2000 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter


     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, Schwab was zero for the last three fiscal years.


                                   WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Sub-Account
        ---------------------------------------------------------------------


        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2000 ("base period") and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.


        The effective yield quotation for the Money Market Sub-Account will be for the base period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account's underlying portfolio are excluded from the calculation of yield and effective yield.



B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)
     ---------------------------------------------------------------------------


        The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one, five and ten year periods of time ended December 31, 2000, or since inception if the Sub-Account has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                  P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n =    number of years
                      ERV    = ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the particular period at the end of the particular period





For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all recurring fees that are charged to the owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.



     In addition to  standardized  performance,  "non-standardized  performance"
data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for the periods prior to the inception of the Sub-Account. This is possible in cases where the underlying portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized and non-standardized performance utilize the same calculation method.





        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 2000, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                 YIELD = 2[((a-b)/cd) +1)6 -1]

  Where:

               a = net investment income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the Sub-Account.

               b    = expenses accrued for the period (net of reimbursements).

               c = the average daily number of Accumulation Units outstanding during the period.

               d = the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A incorporated by reference into the prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                                         Financial Statements











INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Variable Annuity-1 Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 26, 2001


VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------

ASSETS
Investments in the underlying funds:                                    Shares        Cost          Value
                                                                        ------        -----         -----

Alger American Fund                       Growth                        1,372,088  $80,098,349  $ 64,858,616
American Century VP Funds                 International                 1,560,526   16,240,237    15,964,185
Baron Funds                               Capital Asset Fund              420,691    7,584,116     7,261,125
Berger Funds                              IPT Small Co Growth           2,130,565   57,182,765    46,041,520
Deutsche Bank                             BT Fds Trust EAFE Equity        409,223    4,540,814     4,558,742
                                      Index
Deutsche Bank                             BT Fds Trust Small Cap          473,673    5,577,226     5,257,767
                                      Index
Dreyfus Family Of Funds                   VIF Capital Appreciation        122,982    4,946,084     4,785,213
Dreyfus Family Of Funds                   VIF Growth & Income             115,400    2,935,963     2,709,601
Federated Services Company                American Leaders Fund II      1,012,202   20,787,684    20,770,382
Federated Services Company                Fund For U.S. Govt Sec II     3,520,085   37,449,862    39,108,145
Federated Services Company                Utility Fund II                 268,444    3,614,723     3,339,447
INVESCO                                   High Yield                    2,185,125   25,080,731    22,004,207
INVESCO                                   Industrial Income             1,774,268   35,678,481    36,745,093
INVESCO                                   VIF Technology Fund             806,616   34,009,942    22,883,683
Janus Aspen Funds                         Flexible Income               1,461,171   16,700,310    16,745,020
Janus Aspen Funds                         Growth                        3,290,008   101,500,846   87,119,412
Janus Aspen Funds                         International Growth          1,122,259   36,037,254    34,677,812
Janus Aspen Funds                         Worldwide Growth              2,857,843   115,294,685   105,683,043
Montgomery Funds                          Variable Series Growth          428,432    7,701,292     6,657,829
Prudential Series Fund, Inc.              Equity Portfolio                 58,145    1,632,282     1,425,136
Safeco                                    RST Equity Portfolio            481,691   15,121,682    13,227,242
Safeco                                    Safeco RST Growth               354,233    7,998,610     6,663,117
Schwab                                    Market Track Growth Port        887,037   13,557,668    13,137,015
                                          II
Schwab                                    Money Market                141,372,322   141,372,322   141,372,322
Schwab                                    S & P 500                     5,874,328   110,989,674   111,729,717
Scudder Funds/Scudder Svc Corp            Capital Growth A                197,839    5,269,615     4,564,152
Scudder Funds/Scudder Svc Corp            Growth & Income A               165,469    1,790,910     1,717,564
Strong Capital Mgmt Inc.                  VF Schafer Value                504,541    4,898,860     4,939,459
Universal Inst Fund (CGFSC)               US Real Estate TUIF             769,626    8,520,502     8,854,807
                                    Portfolio
                                                                                   ------------ -------------

Total Investments                                                                   924,113,489   854,801,373
                                                                                   ============

Other assets and liabilities:
  Premiums due and accrued                                                                         1,031,691
  Due to Great-West Life &  Annuity Insurance Company                                              (196,140)
                                                                                                -------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                           $ 855,636,924
                                                                                                =============















See notes to financial statements


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------


                                   Alger        Alger         American       American
                                 American      American      Century VP     Century VP    Banker Trust       Banker
                                  Growth      Small-Cap       Capital      International   EAFE Equity    Trust Small    Baron
                                Portfolio     Portfolio     Appreciation    Investment        Index        Cap Index     Capital
                                   Fund          Fund           Fund           Fund           Fund            Fund      Asset
                                Investment    Investment     Investment     Investment     Investment      Investment   Fund
                                 Division      Division       Division       Division       Division        Division    Investment
                                                                                                                         Division
                             --------------- -------------  -------------  -------------- --------------  ------------- -----------

INVESTMENT INCOME            $    9,164,648  $          -              -   $     316,589  $      52,518   $     26,176  $   15,934
                                                            $

EXPENSES - mortality and            592,794         4,903          1,955         137,343         21,531         36,707      59,474
risk expense:
                             --------------- -------------  -------------  -------------- --------------  ------------- -----------


NET INVESTMENT INCOME (LOSS)      8,571,854       (4,903)        (1,955)         179,246         30,987       (10,531)      (43,540)

                             --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on         499,139     1,601,183        783,788         436,101      (281,498)         24,660     748,389
investments

Net change in unrealized
appreciation
(depreciation) on investments (22,302,688)     (826,933)      (461,457)     (3,325,309)       (97,063)      (512,176)    (1,087,468)
                             --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:    (21,803,549)       774,250        322,331     (2,889,208)      (378,561)      (487,516)    (339,079)
                             --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS    $  (13,231,695)  $    769,347   $    320,376   $ (2,709,962)  $   (347,574)   $  (498,047)  $ (382,619)
                             =============== =============  =============  ============== ==============  ============= ===========












See notes to financial statements                                                                                    (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------


                               Berger IPT                                                                               INVESCO
                                 Small         Dreyfus     Dreyfus VIF      Federated      Federated                   VIF High
                                Company     VIF Capital      Growth &       American       Fund for       Federated    Yield
                                 Growth     Appreciation      Income         Leaders         U.S.          Utility     Portfolio
                                  Fund          Fund           Fund          Fund II      Government       Fund II     Fund
                               Investment    Investment     Investment     Investment     Securities      Investment   Investment
                                Division      Division       Division       Division          II           Division     Division
                                                                                          Investment
                                                                                           Division
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------


INVESTMENT INCOME           $      716,346        84,922        108,637         749,479      1,551,550        181,231     205,861
                                            $              $              $              $               $             $

EXPENSES - mortality and           401,927        34,399         15,305         171,413        275,059         31,542     196,691
risk expense:
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------


NET INVESTMENT INCOME (LOSS)       314,419        50,523         93,332         578,066      1,276,491        149,689       9,170
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:


Net realized gain (loss) on      9,064,967       180,948            797         126,946      (596,697)      (249,999)    (621,317)
investments

Net change in unrealized
appreciation
(depreciation) on investments (19,033,086)     (271,442)      (245,112)       (578,738)      2,569,651      (287,035)    (2,385,314)
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:    (9,968,119)      (90,494)      (244,315)       (451,792)      1,972,954      (537,034)    (3,006,631)
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS   $  (9,653,700)      (39,971)      (150,983)         126,274      3,249,445      (387,345)    (2,997,461)
                                            $              $              $              $               $             $
                            =============== =============  =============  ============== ==============  ============= ===========











See notes to financial statements                                                                              (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Janus
                                 INVESCO                                                                               Aspen
                                  VIF                                      Janus Aspen    Janus Aspen    Janus Aspen   International
                               Industrial   INVESCO VIF    INVESCO VIF     Aggressive      Flexible         Growth     Growth
                                 Income      Technology       Total          Growth         Income        Portfolio    Portfolio
                               Portfolio        Fund          Return        Portfolio      Portfolio         Fund      Fund
                                  Fund       Investment     Portfolio         Fund           Fund         Investment   Investment
                               Investment     Division         Fund        Investment     Investment       Division     Division
                                Division                    Investment      Division       Division
                                                             Division
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------


INVESTMENT INCOME           $    2,075,164        53,101              -               -        732,835      7,671,128    1,697,312
                                            $              $              $              $               $             $


EXPENSES - mortality and           290,562       171,020          7,025          21,497         98,864        802,020     264,449
risk expense:
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET INVESTMENT INCOME
(LOSS)
                                 1,784,602     (117,919)        (7,025)        (21,497)        633,971      6,869,108    1,432,863
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:


Net realized gain (loss) on      1,375,589    (5,477,278)     (899,188)      10,489,336       (97,442)     11,656,171    (4,275,959)
investments

Net change in unrealized
appreciation
(depreciation) on              (1,915,713)    (11,126,259)      437,673     (6,569,430)        186,006     (35,679,118)  (3,288,036)
investments                  --------------- -------------  -------------  -------------- --------------  ------------- -----------


NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:           (540,124)    (16,603,537)    (461,515)       3,919,906         88,564     (24,022,947)  (7,563,995)
                            --------------- -------------  -------------  -------------- --------------  ------------- -----------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS   $    1,244,478  $ (16,721,456)  $ (468,540)       3,898,409  $     722,535   $ (17,153,839)  (6,131,132)
                                                                          $                                            $
                            =============== =============  =============  ============== ==============  ============= ===========











See notes to financial statements                                                                                       (Continued)



VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                 Janus                                                                                   Schwab
                                 Aspen                                                                                   Market
                               Worldwide                                   Prudential                     Safeco RST      Track
                                 Growth      Lexington      Montgomery       Series       Safeco RST        Growth       Schwab
                               Portfolio      Emerging       Variable        Equity         Equity        Portfolio      Growth
                                  Fund        Markets        Series:        Portfolio      Portfolio         Fund       Portfolio
                               Investment       Fund       Growth Fund     Investment        Fund         Investment     II Fund
                                Division     Investment     Investment      Division      Investment       Division    Investment
                                              Division       Division                      Division                     Division
                            --------------- -------------  -------------  -------------- --------------  ------------- ------------


INVESTMENT INCOME           $   10,471,789  $          -        494,726         218,016        101,336        726,811      220,522
                                                           $              $              $               $             $


EXPENSES - mortality and         1,051,606         2,965         58,621           5,311        122,580         46,058       95,517
risk expense:
                            --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET INVESTMENT INCOME (LOSS)
                                 9,420,183       (2,965)        436,105         212,705       (21,244)        680,753      125,005
                            --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:


Net realized gain (loss) on     12,580,497     1,333,460        234,057        (18,955)      (121,761)      (116,249)      459,634
investments

Net change in unrealized
appreciation
(depreciation) on
investments                   (44,233,280)     (804,244)      (1,502,231)     (176,253)    (1,689,345)     (1,565,089)   (1,334,624)
                             --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:        (31,652,783)       529,216      (1,268,174)     (195,208)    (1,811,106)     (1,681,338)   (874,990)
                            --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS   $ (22,232,600)       526,251      (832,069)          17,497    (1,832,350)   $ (1,000,585) $ (749,985)
                                            $              $              $              $
                            =============== =============  =============  ============== ==============  ============= ============









See notes to financial statements                                                                                       (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------


                                Schwab
                                Money                                       Scudder       SteinRoe
                                Market      Schwab S &      Scudder        Growth &        Capital         Strong      Strong VF
                              Portfolio       P 500         Capital         Income      Appreciation     Discovery      Schafer
                                 Fund       Portfolio        Growth         Fund A          Fund          Fund II        Value
                              Investment       Fund          Fund A       Investment     Investment      Investment      Fund
                               Division     Investment     Investment      Division       Division        Division    Investment
                                             Division       Division                                                   Division
                           --------------- -------------  -------------  -------------- --------------  ------------- ------------


INVESTMENT INCOME          $    7,445,149     1,446,970        320,393          34,181              -              -       20,940
                                           $              $              $              $               $             $


EXPENSES - mortality and        1,085,649       953,432         30,472           9,652          4,920          1,038       23,864
risk expense:
                           --------------- -------------  -------------  -------------- --------------  ------------- ------------


NET INVESTMENT INCOME (LOSS     6,359,500       493,538        289,921          24,529        (4,920)        (1,038)      (2,924)
                           --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:


Net realized gain (loss) on             -     7,926,937       (13,143)         (8,006)      2,130,865        176,624       60,457
investments

Net change in unrealized
appreciation
(depreciation) on                       -    (21,149,831)    (923,455)        (81,291)    (1,048,223)       (79,860)       99,960
investments
                           --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:                  -    (13,222,894)    (936,598)        (89,297)      1,082,642         96,764      160,417
                           --------------- -------------  -------------  -------------- --------------  ------------- ------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS  $    6,359,500    (12,729,356)    (646,677)        (64,768)      1,077,722         95,726      157,493
                                           $              $              $              $               $             $
                           =============== =============  =============  ============== ==============  ============= ============









See notes to financial statements                                                                                      (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Van Kampen
                                                                        American
                                                                         Capital
                                          Universal      Van Eck        L.I.T. -
                                           Fd U.S.      Worldwide        Morgan
                                         Real Estate   Hard Assets      Stanley
                                          Portfolio        Fund       Real Estate        Total
                                          Investment    Investment     Securities      Variable
                                           Division      Division      Portfolio      Annuity - 1
                                                                          Fund          Series
                                                                       Investment       Account
                                                                        Division
                                       --------------- -------------  -------------  --------------


INVESTMENT INCOME                      $                      2,535        287,656      47,378,581
                                              184,126  $              $              $


EXPENSES - mortality and                       17,931           318         30,238       7,176,652
risk expense:
                                       --------------- -------------  -------------  --------------


NET INVESTMENT INCOME (LOSS)                                  2,217        257,418      40,201,929
                                              166,195
                                       --------------- -------------  -------------  --------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:


Net realized gain (loss) on                                 (9,724)        547,097      49,451,130
investments                                 (199,296)

Net change in unrealized
appreciation
(depreciation) on investments                               (6,162)        201,006     (180,757,664)
                                             334,305
                                       --------------- -------------  -------------  --------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:                                     (15,886)        748,103     (131,306,534)
                                             135,009
                                       --------------- -------------  -------------  --------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS              $                   (13,669)      1,005,521     (91,104,605)
                                              301,204  $              $              $
                                       =============== =============  =============  ==============










See notes to financial statements                                                                                     (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           American Century VP
                               Alger American Growth       Alger American       American Century VP        International
                                  Portfolio Fund         Small-Cap Portfolio   Capital Appreciation       Investment Fund
                                                                Fund                   Fund
                                Investment Division      Investment Division     Investment Division     Investment Division
                              ------------------------  ---------------------- ----------------------  ----------------------

                                   2000        1999        2000        1999        2000        1999       2000        1999
                                   ----        ----        ----        ----        ----        ----       ----        ----
                                                           (1)                     (2)
FROM OPERATIONS:
Net investment income (loss)  $  8,571,854  $2,908,091  $ (4,903)   $ 696,986  $  (1,955)   $ (8,462)  $ 179,246  $ (82,946)
Net realized gain (loss) on        499,139   4,703,329   1,601,183    683,422     783,788     138,330    436,101    3,225,176
  investments
Net change in unrealized
(depreciation)
on investments                  (22,302,688) 3,879,533   (826,933)   (124,124)   (461,457)    381,250    (3,325,309)2,699,939
                              ------------- ----------  ----------  ---------- -----------  ---------  ---------- -----------

Increase (decrease) in net      (13,231,695) 11,490,953   769,347    1,256,284    320,376     511,118    (2,709,962)5,842,169
assets
resulting from operations
                              ------------- ----------  ----------  ---------- -----------  ---------  ---------- -----------

FROM UNIT TRANSACTIONS
( by category):
Purchase payments                4,107,286   1,791,766          -     135,079           -          7     1,006,608   161,631

Redemptions                     (3,755,789)  (1,930,065)  (1,149)    (312,121)    (6,322)     (109,227)  (606,429)  (544,982)

Net transfers                   23,095,554   18,831,036  (4,420,562) (5,643,723) (1,602,011)     435     3,818,368   658,360
                              ------------- ----------  ----------  ---------- -----------  ---------  ---------- -----------

Increase (decrease) in          23,447,051   18,692,737  (4,421,711) (5,820,765) (1,608,333)  (108,785)  4,218,547   275,009
net assets
resulting from unit
transactions
                              ------------- ----------  ----------  ---------- -----------  ---------  ---------- -----------

INCREASE (DECREASE)             10,215,356   30,183,690  (3,652,364) (4,564,481) (1,287,957)  402,333    1,508,585  6,117,178
IN NET ASSETS

NET ASSETS:
Beginning of year               54,671,070   24,487,380  3,652,364   8,216,845   1,287,957    885,624    14,263,928 8,146,750
                              ------------- ----------  ----------  ---------- -----------  ---------  ---------- -----------
End of year                   $ 64,886,426  $54,671,070 $       -   $3,652,364 $        -   $ 1,287,957$ 15,772,51$ 14,263,928
                              ============= ==========  ==========  ========== ===========  =========  ========== ===========





                               (1) The Investment Division ceased
                               operations on March 31, 2000 (2) The
                               Investment Division ceased
                               operations on March 10, 2000

                               (3) The Investment Division
                               commenced operation on March 01,
                               2000 (4) The Investment Division
                               ceased operations on March 24, 2000
                               (5) The Investment Division ceased
                               operations on March 31, 2000


                               (6) The Investment Division ceased operations on March 08, 2000
                               (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                     Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                               Institutional fund US Real Estate

See notes to financial statements                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                  Banker Trust EAFE       Banker Trust Small                               Berger IPT Small
                                  Equity Index Fund         Cap Index Fund       Baron Capital Asset      Company Growth Fund
                                                                                        Fund
                                 Investment Division      Investment Division    Investment Division      Investment Division
                               ------------------------  ---------------------  ---------------------  ------------------------

                                   2000         1999       2000        1999        2000        1999        2000        1999
                                   ----         ----       ----        ----        ----        ----        ----        ----

FROM OPERATIONS:
Net investment income (loss)   $    30,987   $  80,633   $(10,531)  $  92,042   $(43,540)    $24,915   $  314,419   $ (79,055)
Net realized gain (loss) on       (281,498)     169,851     24,660      24,251     748,389     (47,187)   9,064,967   2,440,028
investments
Net change in unrealized
appreciation (depreciation)
on investments                    (97,063)     114,991    (512,176)   192,717    (1,087,468)  764,477    (19,033,086)7,015,363
                               ------------  ----------  ---------  ----------  ----------   --------  -----------  -----------

Increase (decrease) in net       (347,574)     365,475    (498,047)   309,010    (382,619)    742,205    (9,653,700) 9,376,336
assets
resulting from operations
                               ------------  ----------  ---------  ----------  ----------   --------  -----------  -----------

FROM UNIT TRANSACTIONS
( by category):
Purchase payments                  237,239      64,759    409,315      32,174     618,666     42,286     3,649,068     231,517

Redemptions                      (366,399)     (3,240)    (201,081)   (8,271)    (216,253)    (142,057)  (3,387,200) (354,145)

Net transfers                    1,422,378    1,510,014   3,082,978   2,035,607  1,466,915    5,080,223  26,976,538  13,055,611
                               ------------  ----------  ---------  ----------  ----------   --------  -----------  -----------

Increase (decrease) in net       1,293,218    1,571,533   3,291,212   2,059,510  1,869,328    4,980,452  27,238,406  12,932,983
assets
resulting from unit
transactions
                               ------------  ----------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS                      945,644    1,937,008   2,793,165   2,368,520  1,486,709    5,722,657  17,584,706  22,309,319

NET ASSETS:
Beginning of year              $ 1,937,008           -    2,368,520         -    5,722,657         -     28,267,976  5,958,657
                               ------------  ----------  ---------  ----------  ----------   --------  -----------  -----------
End of year                      2,882,652   $1,937,008  $5,161,685 $ 2,368,520 $7,209,366   $5,722,657$ 45,852,682 $28,267,976
                               ============  ==========  =========  ==========  ==========   ========  ===========  ===========


                                (1) The Investment Division ceased
                                operations on March 31, 2000 (2)
                                The Investment Division ceased
                                operations on March 10, 2000 (3)
                                The Investment Division commenced
                                operation on March 01, 2000


                                (4) The Investment Division ceased
                                operations on March 24, 2000 (5)
                                The Investment Division ceased
                                operations on March 31, 2000 (6)
                                The Investment Division ceased
                                operations on March 08, 2000 (7)
                                Fund Transfer Effective September
                                25, 2000. The underlying fund
                                transferred from
                                Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal Institutional
                                fund US Real Estate
See notes to financial statements                                                                                      (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                               Dreyfus VIF Capital     Dreyfus VIF Growth &     Federated American      Federated Fund for
                                Appreciation Fund           Income Fund           Leaders Fund II         U.S. Government
                                                                                                           Securities II
                               Investment Division       Investment Division    Investment Division      Investment Division
                             ------------------------- ----------------------  ---------------------- ------------------------

                                 2000          1999       2000        1999       2000         1999        2000        1999
                                 ----          ----       ----        ----       ----         ----        ----        ----

FROM OPERATIONS:
Net investment income (loss) $    50,523   $   11,385  $  93,332   $  15,188   $578,066   $ 2,445,343 $ 1,276,491 $ 1,084,946
Net realized gain (loss) on      180,948      (7,535)        797         517    126,946     1,843,925   (596,697)   (127,836)
investments
Net change in unrealized
appreciation
(depreciation)
on investments                 (271,442)      110,571    (245,112)    18,750    (578,738)   (2,845,838) 2,569,651   (1,350,525)
                             ------------  ----------- ----------  ----------  ---------  ----------- ----------- ------------

Increase (decrease) in net      (39,971)      114,421    (150,983)    34,455    126,274     1,443,430   3,249,445   (393,415)
assets
resulting from operations
                             ------------  ----------- ----------  ----------  ---------  ----------- ----------- ------------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                565,008      105,558    495,751       4,181    432,960      369,617    1,569,190     584,681

Redemptions                    (203,253)     (26,714)    (43,958)      (496)    (937,517)   (1,323,824) (1,878,259) (2,040,836)

Net transfers                  1,948,967     2,320,103   1,879,322   495,976    (3,187,959) (4,259,742) 4,829,384   9,070,226
                             ------------  ----------- ----------  ----------  ---------  ----------- ----------- ------------

Increase (decrease)            2,310,722     2,398,947   2,331,115   499,661    (3,692,516) (5,213,949) 4,520,315   7,614,071
in net assets
resulting from unit
transactions
                             ------------  -----------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS
                               2,270,751     2,513,368   2,180,132   534,116    (3,566,242) (3,770,519) 7,769,760   7,220,656
NET ASSETS:
Beginning of year            $ 2,513,368            -    534,116           -    24,346,268  28,116,787  31,647,667  24,427,011
                             ------------  ----------- ----------  ----------  ---------  ----------- ----------- ------------
End of year                    4,784,119   $ 2,513,368 $ 2,714,248 $ 534,116   $20,780,026$ 24,346,268$ 39,417,427$ 31,647,667
                             ============  =========== ==========  ==========  =========  =========== =========== ============






                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                      (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                            INVESCO VIF High          INVESCO VIF       INVESCO VIF Technology
                                Federated Utility Fund      Yield Portfolio        Industrial Income             Fund
                                          II                      Fund              Portfolio Fund
                                  Investment Division      Investment Division    Investment Division      Investment Division
                                ------------------------  ---------------------  ---------------------- ------------------------

                                    2000         1999       2000        1999        2000        1999        2000        1999
                                    ----         ----       ----        ----        ----        ----        ----        ----
                                                                                                            (3)
FROM OPERATIONS:
Net investment income (loss)    $   149,689  $  349,342   $  9,170   $ 1,540,179 $1,784,602 $  280,582  $ (117,919)  $        -
Net realized gain (loss) on        (249,999)     (7,804)    (621,317)   (1,461,371)1,375,589   2,196,382   (5,477,278)         -
investments
Net change in unrealized
appreciation
(depreciation)
on investments                    (287,035)    (384,504)   (2,385,314) 1,697,681  (1,915,713) 1,049,479   (11,126,259)        -
                                ------------ -----------  ---------  ----------  ---------- ----------- -----------  -----------

Increase (decrease) in net        (387,345)    (42,966)    (2,997,461) 1,776,489  1,244,478   3,526,443   (16,721,456)        -
assets
resulting from operations
                                ------------ -----------  ---------  ----------  ---------- ----------- -----------  -----------

FROM UNIT TRANSACTIONS
( by category):
                                    90,985      78,981    672,244     530,886    1,629,885    497,978    2,135,688           -
Purchase payments

Redemptions                       (218,092)    (425,974)   (1,500,946) (741,035)  (1,582,073) (1,238,202) (495,025)           -

Net transfers                     (130,082)    (1,477,377) (418,769)   2,105,390  5,147,873   2,630,329   39,127,629          -
                                ------------ -----------  ---------  ----------  ---------- ----------- -----------  -----------

Increase (decrease)               (257,189)    (1,824,370) (1,247,471) 1,895,241  5,195,685   1,890,105   40,768,292          -
in net assets
resulting from unit
transactions
                                ------------ -----------------------------------------------------------------------------------

INCREASE (DECREASE)               (644,534)    (1,867,336) (4,244,932) 3,671,730  6,440,163   5,416,548   24,046,836          -
IN NET ASSETS

NET ASSETS:
Beginning of year               $ 3,984,858    5,852,194   26,326,055  22,654,325 30,298,865  24,882,317         -            -
                                ------------ -----------  ---------  ----------  ---------- ----------- -----------  -----------
End of year                       3,340,324  $ 3,984,858  $22,081,123$ 26,326,055$36,739,028$ 30,298,865$ 24,046,836 $        -
                                ============ ===========  =========  ==========  ========== =========== ===========  ===========





                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                      (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                  INVESCO VIF Total           Janus Aspen        Janus Aspen Flexible     Janus Aspen Growth
                                Return Portfolio Fund      Aggressive Growth     Income Portfolio Fund      Portfolio Fund
                                                            Portfolio Fund
                                 Investment Division      Investment Division     Investment Division      Investment Division
                               ------------------------  ----------------------  ----------------------  ----------------------

                                   2000         1999        2000        1999        2000        1999         2000       1999
                                   ----         ----        ----        ----        ----        ----         ----       ----

FROM OPERATIONS:
Net investment income (loss)   $   (7,025)   $  97,561   $(21,497)   $ 396,261   $ 633,971   $ 296,039   $ 6,869,108 $(42,044)
Net realized gain (loss) on      (899,188)    1,064,606   10,489,336   5,455,243  (97,442)     (28,763)    11,656,171 4,896,811
investments
Net change in unrealized
appreciation
(depreciation)
on investments                     437,673    (1,145,466) (6,569,430)  4,373,621   186,006     (141,296)   (35,679,11814,809,266
                               ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

Increase (decrease) in net       (468,540)      16,701    3,898,409    10,225,125  722,535     125,980     (17,153,83919,664,033
asset
resulting from operations
                               ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                        -     432,283           -     271,439     697,073     113,050     4,703,021  1,737,688

Redemptions                      (90,619)    (710,138)   (146,455)    (1,430,381)(441,565)    (45,177)    (3,547,808)(2,425,577)

Net transfers                   (6,918,091)  (9,536,115) (18,809,401) (5,178,011)7,718,511    8,152,717   21,687,760 29,235,580
                               ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

Increase (decrease) in          (7,008,710)  (9,813,970) (18,955,856) (6,336,953)7,974,019    8,220,590   22,842,973 28,547,691
net assets
resulting from unit
transactions
                               ------------  ----------------------------------------------------------------------------------

INCREASE (DECREASE) IN          (7,477,250)  (9,797,269) (15,057,447) 3,888,172  8,696,554    8,346,570   5,689,134  48,211,724

NET ASSETS:
Beginning of year              $ 7,477,250    17,274,519  15,057,447   11,169,275 8,346,570          -     81,453,373 33,241,649
                               ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------
End of year                              -   $7,477,250  $       -   $ 15,057,447$17,043,124 $ 8,346,570 $ 87,142,507$81,453,373
                               ============  ==========  ==========  ==========  ==========  ==========  =========== ==========





                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                      (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                   Janus Aspen         Janus Aspen Worldwide     Lexington Emerging      Montgomery Variable
                               International Growth    Growth Portfolio Fund        Markets Fund         Series: Growth Fund
                                  Portfolio Fund
                               Investment Division       Investment Division     Investment Division      Investment Division
                              -----------------------  -----------------------  ----------------------  ----------------------

                                  2000        1999        2000         1999        2000        1999         2000       1999
                                  ----        ----        ----         ----        ----        ----         ----       ----
                                                                                   (4)
FROM OPERATIONS:
Net investment income (loss)  $ 1,432,863  $ (22,487)  $9,420,183  $ (462,923)  $ (2,965)   $ (9,658)   $  436,105  $  16,242
Net realized gain (loss) on    (4,275,959)  2,712,325  12,580,497   10,089,158  1,333,460    799,002      234,057    627,588
investments
Net change in unrealized
appreciation
(depreciation)
on investments                  (3,288,036)  1,928,594  (44,233,280) 30,998,850  (804,244)    786,926     (1,502,231) 499,957
                              -----------  ----------  ----------  -----------  ----------  ----------  ----------- ----------

Increase (decrease) in net      (6,131,132)  4,618,432  (22,232,600) 40,625,085   526,251     1,576,270   (832,069)  1,143,787
asset
resulting from operations
                              -----------  ----------  ----------  -----------  ----------  ----------  ----------- ----------

FROM UNIT TRANSACTIONS
( by category):
Purchase payments               3,424,753     35,060    5,374,628    1,906,431          -      35,968      403,893    296,960

Redemptions                     (1,150,949)  (23,134)   (3,880,492)  (3,123,656)        -     (539,900)   (250,643)  (297,599)

Net transfers                   20,265,171   8,543,662  14,328,935   14,303,510  (2,464,116)  (804,133)    717,491   (2,615,141)
                              -----------  ----------  ----------  -----------  ----------  ----------  ----------- ----------

Increase (decrease) in net      22,538,975   8,555,588  15,823,071   13,086,285  (2,464,116)  (1,308,065)  870,741   (2,615,780)
assets
resulting from unit
transactions
                              -----------  -----------------------------------------------------------------------------------

INCREASE (DECREASE)             16,407,843   13,174,020 (6,409,529)  53,711,370  (1,937,865)  268,205       38,672   (1,471,993)
IN NET ASSETS

NET ASSETS:
Beginning of year             $ 13,174,020         -    112,048,481  58,337,111  1,937,865    1,669,660   6,625,357  8,097,350
                              -----------  ----------  ----------  -----------  ----------  ----------  ----------- ----------
End of year                     29,581,863 $ 13,174,020$105,638,952$ 112,048,481$       -   $ 1,937,865 $ 6,664,029 $6,625,357
                              ===========  ==========  ==========  ===========  ==========  ==========  =========== ==========







                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                       (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999

------------------------------------------------------------------------------------------------------------------------------------

                                  Montgomery Variable                               Safeco RST Equity       Safeco RST Growth
                                        Series:             Prudential Equity        Portfolio Fund          Portfolio Fund
                                     International              Portfolio
                                    Small-Cap Fund
                                  Investment Division      Investment Division     Investment Division      Investment Division
                                ------------------------  ----------------------  ----------------------  ----------------------

                                    2000         1999        2000        1999        2000        1999         2000       1999
                                    ----         ----        ----        ----        ----        ----         ----       ----

FROM OPERATIONS:
Net investment income (loss)    $         -   $       -   $ 212,705   $  32,282   $(21,244)   $ 747,224   $  680,753  $ (6,255)
Net realized gain (loss) on               -          47    (18,955)     (5,125)    (121,761)    1,789,023   (116,249)   (9,390)
investments
Net change in unrealized
appreciation
(depreciation)
on investments                            -        (24)    (176,253)    (30,893)   (1,689,345)  (1,131,989) (1,565,089) 229,596
                                ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

Increase (decrease) in net                -          23      17,497     (3,736)    (1,832,350)  1,404,258   (1,000,585) 213,951
assets
resulting from operations
                                ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                         -           -       7,405         572     493,110     526,588      602,493     24,551

Redemptions                               -       (126)    (15,910)     (1,098)    (827,466)    (1,960,507) (270,399)  (14,790)

Net transfers                             -           -    1,278,840    323,764    (1,549,466)  (158,436)   5,019,020  1,556,658
                                ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------

Increase (decrease) in net                -       (126)    1,270,335    323,238    (1,883,822)  (1,592,355) 5,351,114  1,566,419
assets
resulting from unit
transactions
                                ------------  ----------------------------------------------------------------------------------

INCREASE (DECREASE)                       -       (103)    1,287,832    319,502    (3,716,172)  (188,097)   4,350,529  1,780,370
IN NET ASSETS

NET ASSETS:
Beginning of year               $         -         103     319,502           -    16,927,949   17,116,046  1,780,370         -
                                ------------  ----------  ----------  ----------  ----------  ----------  ----------- ----------
End of year                               -   $       -   $1,607,334  $ 319,502   $13,211,777 $ 16,927,949$ 6,130,899 $1,780,370
                                ============  ==========  ==========  ==========  ==========  ==========  =========== ==========





                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                       (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                               Schwab Market Track      Schwab Money Market        Schwab S & P 500        Scudder Capital
                               Growth Portfolio II         Portfolio Fund           Portfolio Fund          Growth Fund A
                                      Fund
                              Investment Division        Investment Division       Investment Division         Investment
                                                                                                                Division
                              ----------------------  -------------------------  ----------------------  ---------------------

                                  2000        1999        2000         1999          2000       1999        2000       1999
                                  ----        ----        ----         ----          ----       ----        ----       ----

FROM OPERATIONS:
Net investment income (loss)  $  125,005   $ 604,051  $ 6,359,500  $ 3,852,877   $  493,538 $   28,487   $ 289,921  $ (5,157)
Net realized gain (loss) on      459,634     268,428           -             -     7,926,937  5,596,306    (13,143)    80,725
investments
Net change in unrealized
appreciation
(depreciation)
on investments                  (1,334,624)  513,029           -             -     (21,149,83111,160,045   (923,455)  217,992
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

Increase (decrease) in net      (749,985)    1,385,508  6,359,500    3,852,877     (12,729,35616,784,838   (646,677)  293,560
assets
resulting from operations
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                985,030     205,797    225,114,374  188,630,192   6,348,389  3,669,430    720,235     30,246

Redemptions                     (408,898)    (354,823)  (27,607,137) (34,687,797)  (5,744,982)(6,206,767)  (384,513)    (859)

Net transfers                   3,779,816    1,879,981  (168,066,345)(118,520,305) 9,531,895  28,454,339   2,508,245 2,036,935
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

Increase (decrease) in net      4,355,948    1,730,955  29,440,892   35,422,090    10,135,302 25,917,002   2,843,967 2,066,322
assets
resulting from unit
transactions
                              -----------  -----------------------------------------------------------------------------------

INCREASE (DECREASE)             3,605,963    3,116,463  35,800,392   39,274,967    (2,594,054)42,701,840   2,197,290 2,359,882
IN NET ASSETS

NET ASSETS:
Beginning of year               9,531,972    6,415,509  111,966,516  72,691,549    114,345,69471,643,854   2,359,882        -
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------
End of year                   $ 13,137,935 $ 9,531,972$ 147,766,908$ 111,966,516 $ 111,751,6$0114,345,694$ 4,557,172$2,359,882
                              ===========  =========  ===========  ============  ======================  ========== ==========






                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate

See notes to financial statements                                                                                       (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                Scudder Growth &                                                              Strong VF
                                  Income Fund A           SteinRoe Capital         Strong Discovery       Schafer Value Fund
                                                            Appreciation                Fund II
                              Investment Division        Investment Division       Investment Division         Investment
                                                                                                                Division
                              ----------------------  -------------------------  ----------------------  ---------------------

                                  2000        1999        2000         1999          2000       1999        2000       1999
                                  ----        ----        ----         ----          ----       ----        ----       ----
                                                          (5)                        (6)
FROM OPERATIONS:
Net investment income (loss)  $   24,529   $ (2,097)  $  (4,920)   $  (33,099)   $  (1,038) $  277,305   $ (2,924)  $  27,952
Net realized gain (loss) on       (8,006)     (6,473)    2,130,865    (1,464,596)    176,624   (228,015)     60,457   (58,886)
investments
Net change in unrealized
appreciation
(depreciation)
on investments                  (81,291)      7,945     (1,048,223)  2,536,469     (79,860)   (133,237)     99,960   (59,361)
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

Increase (decrease) in net      (64,768)      (625)     1,077,722    1,038,774       95,726   (83,947)     157,493   (90,295)
assets
resulting from operations
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                174,452     15,816            -        66,281            -      5,400     290,788     42,395

Redemptions                     (152,274)     (439)     (12,103)     (641,466)        (807)   (175,976)    (60,680)   (1,020)

Net transfers                   1,195,945    560,191    (4,330,214)  (4,125,424)   (833,450)  (1,456,074)  3,941,762  865,597
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------

Increase (decrease) in net      1,218,123    575,568    (4,342,317)  (4,700,609)   (834,257)  (1,626,650)  4,171,870  906,972
assets
resulting from unit
transactions
                              -----------  -----------------------------------------------------------------------------------

INCREASE (DECREASE) IN         1,153,355    574,943    (3,264,595)  (3,661,835)   (738,531)  (1,710,597)  4,329,363  816,677
NET ASSETS

NET ASSETS:
Beginning of year                574,943          -     3,264,595    6,926,430      738,531   2,449,128    816,677          -
                              -----------  ---------  -----------  ------------  ----------------------  ---------- ----------
End of year                   $ 1,728,298  $ 574,943  $        -   $ 3,264,595   $        - $  738,531   $ 5,146,040$ 816,677
                              ===========  =========  ===========  ============  ======================  ========== ==========





                                            (1) The Investment Division ceased
                                            operations on March 31, 2000 (2) The
                                            Investment Division ceased
                                            operations on March 10, 2000

                                            (3) The Investment Division
                                            commenced operation on March 01,
                                            2000 (4) The Investment Division
                                            ceased operations on March 24, 2000
                                            (5) The Investment Division ceased
                                            operations on March 31, 2000


                                            (6) The Investment Division ceased operations on March 08, 2000
                                            (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                                  Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal
                                            Institutional fund US Real Estate
See notes to financial statements
                                                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                        YEAR ENDED DECEMBER 31, 2000
                                                        ----------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Van Kampen American
                              Universal Inst Fd US      Van Eck Worldwide        Capital L.I.T. -          Total Variable
                                   Real Estate          Hard Assets Fund       Morgan Stanley Real          Annuity - 1
                                                                                Estate Securities
                                                                                  Portfolio Fund
                              Investment Division       Investment Division     Investment Division         Series Account
                              ----------------------  ----------------------  -----------------------  -----------------------

                                  2000        1999       2000        1999         2000        1999         2000        1999
                                  ----        ----       ----        ----         ----        ----         ----        ----
                                  (7)                     (6)                     (7)
FROM OPERATIONS:
Net investment income (loss)  $  166,195   $      -   $   2,217  $   12,193   $  257,418  $  128,480   $ 40,201,929 $15,292,403
Net realized gain (loss) on     (199,296)         -     (9,724)      48,183      547,097      16,840     49,451,130  45,416,515
investments
Net change in unrealized
appreciation
(depreciation)
on investments                   334,305          -     (6,162)     159,698      201,006    (293,979)    (180,757,66478,505,503
                              -----------  ---------  ---------- -----------  ----------- -----------  ------------ ----------

Increase (decrease) in net       301,204          -     (13,669)    220,074     1,005,521   (148,659)    (91,104,605)139,214,421
assets
resulting from operations
                              -----------  ---------  ---------- -----------  ----------- -----------  ------------ ----------

FROM UNIT TRANSACTIONS
( by category):

Purchase payments                581,624          -           -      10,411      166,248      56,972     267,707,409 202,744,631

Redemptions                     (111,496)         -     (1,780)    (28,243)     (75,927)    (124,009)    (60,582,648)(61,994,671)

Net transfers                   8,088,659         -     (224,875)  (515,113)    (4,179,125)  444,897     (4,276,510) (138,453)
                              -----------  ---------  ---------- -----------  ----------- -----------  ------------ ----------

Increase (decrease) in net      8,558,787         -     (226,655)  (532,945)    (4,088,804)  377,860     202,848,251 140,611,507
assets
resulting from unit
transactions
                              -----------  -----------------------------------------------------------------------------------

INCREASE (DECREASE) IN         8,859,991         -     (240,324)  (312,871)    (3,083,283)  229,201     111,743,646 279,825,928
NET ASSETS

NET ASSETS:
Beginning of year                      -          -     240,324     553,195     3,083,283   2,854,082    743,893,278 464,067,350
                              -----------  ---------  ---------- -----------  ----------- -----------  ------------ ----------
End of year                   $ 8,859,991  $      -   $       -  $  240,324   $        -  $ 3,083,283  $ 855,636,924$743,893,278
                              ===========  =========  ========== ===========  =========== ===========  ============ ==========




                              (1) The Investment Division ceased
                              operations on March 31, 2000 (2) The
                              Investment Division ceased
                              operations on March 10, 2000

                              (3) The Investment Division
                              commenced operation on March 01,
                              2000 (4) The Investment Division
                              ceased operations on March 24, 2000
                              (5) The Investment Division ceased
                              operations on March 31, 2000


                              (6) The Investment Division ceased operations on March 08, 2000
                              (7) Fund Transfer Effective September 25, 2000. The underlying fund transferred from
                                    Van Kampen American Capital L.I.T- Morgan Stanley Real Estate to Universal Institutional
                              fund US Real Estate

See notes to financial                                                                                  (Continued)
statements

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.   HISTORY OF THE SERIES ACCOUNT

     The Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on November 1, 1996. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   significant accountING policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.


4.  SELECTED DATA

                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                    Alger        Alger      American                                                                    Dreyfus
                   American    American    Century VP   American     Bankers      Bankers       Baron     Berger IPT      VIF
                    Growth     Small-Cap    Capital    Century VP   Trust EAFE  Trust Small    Capital      Small       Capital
                  Portfolio    Portfolio  Appreciation International  Equity     Cap Index   Asset Fund    Company    Appreciation
                                                                    Index Fund      Fund                 Growth Fund     Fund
                 -----------------------------------------------------------------------------------------------------------------

Date Commenced
Operations           11/01/96    11/01/96     11/01/96    11/01/96     05/03/99     05/03/99    05/03/99     05/01/97    05/03/99

2000
 Beginning Unit        $24.84      $18.15       $14.59      $23.66       $12.00       $11.65      $11.40       $26.37      $10.24
 Value
                 =================================================================================================================
 Ending Unit           $20.99           -            -      $19.51        $9.92       $11.10      $11.00       $24.43      $10.09
 Value
                 =================================================================================================================
 Number of Units 3,090,961.37           -            -  808,345.51   290,653.23   464,934.96  655,329.37 1,876,728.72  474,144.32
Outstanding
                 =================================================================================================================
 Net Assets           $64,886           -            -     $15,773       $2,883       $5,162      $7,209      $45,853      $4,784
 (000's)
                 =================================================================================================================

1999
 Beginning Unit        $18.74      $12.76        $8.94      $14.54       $10.00       $10.00      $10.00       $13.89      $10.00
 Value
                 =================================================================================================================
 Ending Unit           $24.84      $18.15       $14.59      $23.66       $12.00       $11.65      $11.40       $26.37      $10.24
 Value
                 =================================================================================================================
 Number of Units 2,200,774.98  201,220.60    88,278.89  602,866.81   161,395.99   203,338.02  502,097.27 1,072,037.44  245,395.21
Outstanding
                 =================================================================================================================
 Net Assets           $54,671      $3,652       $1,288     $14,264       $1,937       $2,369      $5,723      $28,268      $2,513
 (000's)
                 =================================================================================================================

1998
 Beginning Unit        $12.76      $11.14        $9.22      $12.35                                             $13.75
 Value
                 =================================================================================================================
 Ending Unit           $18.74      $12.76        $8.94      $14.54                                             $13.89
 Value
                                                                   ===============================================================
                 =================================================================================================================
 Number of Units 1,306,503.46  643,786.69    99,034.37  560,116.89                                         428,982.88
Outstanding
                                                                   ===============================================================
                 =================================================================================================================
 Net Assets        $24,487      $8,217         $886      $8,147                                             $5,959
 (000's)
                 =================================================================================================================

1997
 Beginning Unit        $10.24      $10.09        $9.61      $10.49                                             $10.00
 Value
                                                                   ===============================================================
                 ==================================================
 Ending Unit           $12.76      $11.14        $9.22      $12.35                                             $13.75
 Value
                                                                   ===============================================================
                 =================================================================================================================
 Number of         417,162.09  337,576.93    82,255.58  298,156.62                                         124,653.31
 Units
Outstanding
                                                                   ===============================================================
                 =================================================================================================================
 Net Assets         $5,325      $3,761         $758      $3,683                                             $1,714
 (000's)
                 =================================================================================================================
                 =================================================================================================================

                 =================================================================================================================
                 =================================================================================================================
1996
                 =================================================================================================================
                 =================================================================================================================
 Beginning Unit        $10.00      $10.00       $10.00      $10.00
 Value
                 =================================================================================================================
                 =================================================================================================================
 Ending Unit          $10.24      $10.09        $9.61      $10.49
 Value
                 =================================================================================================================
                 =================================================================================================================
 Number of Units      1166.64     4080.46     30139.13    13399.99
Outstanding
                 =================================================================================================================
                 =================================================================================================================
 Net Assets               $12         $41         $290        $141
 (000's)
                 =================================================================================================================

                                                                                                              (Continued)


4.  SELECTED DATA

                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.


                   Dreyfus                 Federated                            INVESCO VIF                              Janus
                  VIF Growth   Federated    Fund for               INVESCO VIF   Industrial    INVESCO   INVESCO VIF     Aspen
                   & Income    American       U.S.      Federated   High Yield     Income        VIF        Total     Aggressive
                     Fund       Leaders    Government    Utility    Portfolio    Portfolio   Technology     Return      Growth
                                Fund II    Securities    Fund II                              Portfolio   Portfolio    Portfolio
                                               II
                 -----------------------------------------------------------------------------------------------------------------

Date Commenced       05/03/99    11/01/96     11/01/96    05/01/97     11/01/96     11/01/96    05/03/99     11/01/96    11/01/96
Operations

2000
 Beginning Unit        $10.73      $16.87       $11.27      $14.18       $13.14       $17.28      $10.00       $13.03      $32.87
 Value
                 =================================================================================================================
 Ending Unit           $10.24      $17.12       $12.40      $12.81       $11.51       $17.97       $5.60            -           -
 Value
                 =================================================================================================================
 Number of        265,081.38 1,213,502.143,179,461.73  260,839.52 1,919,248.78 2,044,482.56 4,296,975.00           -           -
 Units
Outstanding
                 =================================================================================================================
 Net Assets        $2,714     $20,780      $39,417      $3,340      $22,081      $36,739     $24,047            -           -
 (000's)
                 =================================================================================================================

1999
 Beginning Unit        $10.00      $15.95       $11.43      $14.07       $12.13       $15.18                   $13.61      $14.71
 Value
                                                                                             ============
                 =================================================================================================================
 Ending Unit           $10.73      $16.87       $11.27      $14.18       $13.14       $17.28                   $13.03      $32.87
 Value
                                                                                             ============
                 =================================================================================================================
 Number of          49,768.32 1,443,381.492,809,026.83  280,956.86 2,003,862.84 1,753,290.18               573,788.59  458,029.90
 Units
Outstanding
                                                                                             ============
                 =================================================================================================================
 Net Assets           $534     $24,346      $31,648      $3,985      $26,326      $30,299                   $7,477     $15,057
 (000's)
                 =================================================================================================================

1998
 Beginning Unit                    $13.67       $10.71      $12.45       $12.09       $13.27                   $12.52      $11.05
 Value
                 =============                                                               ============             ============
                 =====================================================================================================
 Ending Unit                       $15.95       $11.43      $14.07       $12.13       $15.18                   $13.61      $14.71
 Value
                 =============                                                               ============             ============
                 =====================================================================================================
 Number of                    1,763,028.092,136,709.11  416,024.23 1,867,861.60 1,639,584.27             1,269,709.44  759,487.48
 Units
Outstanding
                 =============                                                               ============
                 =================================================================================================================
 Net Assets                       $28,117      $24,427      $5,852      $22,654      $24,882                  $17,275     $11,169
 (000's)
                 =================================================================================================================

1997
 Beginning Unit                    $10.42        $9.97      $10.00       $10.39       $10.44                   $10.27       $9.89
 Value
                 =============                                                  =========================
                 ===============================================================             =====================================
 Ending Unit                       $13.67       $10.71      $12.45       $12.09       $13.27                   $12.52      $11.05
 Value
                 =============                                                               ============
                 =================================================================================================================
 Number of                   1,426,437.13  815,966.27  168,289.28 1,360,680.67 1,271,028.35               996,949.40  331,141.90
 Units
Outstanding
                 =============                                                               ============             ============
                 =====================================================================================================
 Net Assets                    $19,505       $8,737      $2,095      $16,450      $16,867                  $12,482      $3,658
 (000's)
                 =================================================================================================================

1996
                 =================================================================================================================
                 =================================================================================================================
 Beginning Unit                    $10.00       $10.00                   $10.00       $10.00                   $10.00      $10.00
 Value
                 =================================================================================================================
                 =================================================================================================================
 Ending Unit                       $10.42        $9.97                   $10.39       $10.44                   $10.27       $9.89
 Value
                 =================================================================================================================
                 =================================================================================================================
 Number of                      65,888.88     9,330.15                52,043.52    68,873.87                 3,927.31    6,698.73
 Units
Outstanding
                 =================================================================================================================
                 =================================================================================================================
 Net Assets                          $686          $93                     $541         $719                      $40         $66
 (000's)
                 =================================================================================================================

                                                                                                                      (Continued)

4.  SELECTED DATA

                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                                                           Montgomery
                                                                                            Variable
                                                        Janus                  Montgomery    Series:
               Janus Aspen     Janus    Janus Aspen     Aspen     Lexington     Variable   InternationalPrudential  Safeco RST
                 Flexible      Aspen    International Worldwide    Emerging     Series:     Small-Cap     Equity      Equity
               Income Fund    Growth    Growth Fund    Growth    Markets Fund Growth Fund     Fund      Portfolio    Portfolio
                             Portfolio                Portfolio
               -----------------------------------------------------------------------------------------------------------------

Date Commenced     05/03/99    11/01/96     05/03/99    11/01/96     11/01/96     11/01/96    11/01/96     05/03/99    05/01/97
Operations

2000
 Beginning Unit       $9.95      $23.98       $17.04      $26.30       $14.48       $16.13       $9.87        $9.85      $15.88
 Value
               =================================================================================================================
 Ending Unit         $10.49      $20.32       $14.20      $21.99            -       $14.55           -       $10.05      $14.05
 Value
               =================================================================================================================
 Number of     1,624,947.61 4,289,359.842,082,710.01 4,803,268.39           -   458,093.76           -   159,971.19  940,487.75
 Units
Outstanding
               =================================================================================================================
 Net Assets         $17,043     $87,143      $29,582    $105,639            -       $6,664           -       $1,607     $13,212
 (000's)
               =================================================================================================================

1999
 Beginning Unit      $10.00      $16.79       $10.00      $16.13        $6.40       $13.47       $9.56       $10.00      $14.65
 Value
                                                                                           ============
               ============================================================================            =========================
 Ending Unit          $9.95      $23.98       $17.04      $26.30       $14.48       $16.13       $9.87        $9.85      $15.88
 Value
                                                                                           ============
               ============================================================================            =========================
 Number of      838,444.84 3,396,880.63  772,937.37 4,259,932.25  133,859.68   410,660.04           -    32,427.58 1,065,918.62
 Units
Outstanding
                                                                                           ============
               ============================================================================            =========================
 Net Assets          $8,347     $81,453      $13,174    $112,048       $1,938       $6,625           -         $320     $16,928
 (000's)
               =================================================================================================================

1998
 Beginning Unit                  $12.49                   $12.62        $9.00       $13.20       $9.89                   $11.83
 Value
               ======================================                                                  =========================
               =====================================================================================================
 Ending Unit                     $16.79                   $16.13        $6.40       $13.47       $9.56                   $14.65
 Value
               ======================================                                                  =============
               =================================================================================================================
 Number of                 1,979,274.19             3,616,796.56  260,704.11   601,168.28        8.53              1,168,093.71
 Units
Outstanding
               ======================================                                                  =========================
               =====================================================================================================
 Net Assets                     $33,242                  $58,337       $1,670       $8,097           -                  $17,116
 (000's)
               =================================================================================================================

1997
 Beginning Unit                 $10.26                   $10.42       $10.26       $10.35      $10.51                   $10.00
 Value
               ======================================                         =============            =============
               ===============================================================             =====================================
 Ending Unit                     $12.49                   $12.62        $9.00       $13.20       $9.89                   $11.83
 Value
               ======================================                                                  =============
               =================================================================================================================
 Number of                  1,335,813.25             2,208,663.79  309,521.91   643,624.38  208,496.59               357,176.26
 Units
Outstanding
               ======================================                                                  =========================
               =====================================================================================================
 Net Assets                  $16,678                  $27,868       $2,785       $8,495      $2,061                   $4,226
 (000's)

1996
 Beginning Unit                  $10.00                   $10.00       $10.00       $10.00      $10.00
 Value
               =================================================================================================================
               =====================================================================================================
 Ending Unit                     $10.26                   $10.42       $10.26       $10.35      $10.51
 Value
               =================================================================================================================
               =================================================================================================================
 Number of                    93,598.79                51,982.38    18,281.42    11,226.77    3,230.28
 Units
Outstanding
               =====================================================================================================
               =================================================================================================================
 Net Assets                     $960                     $541         $188         $116         $34
 (000's)
               =================================================================================================================

                                                                                                                    (Continued)

4.  SELECTED DATA

                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.


                               Schwab                               Scudder      Scudder
                 Safeco RST  MarketTrack    Schwab                  Capital      Growth &    SteinRoe      Strong     Strong VF
                   Growth      Growth       Money     Schwab S&P  Growth Fund  Income Fund    Special    Discovery     Schafer
                 Portfolio    Portfolio     Market        500          A            A         Venture     Fund II    Value Fund
                                 II       Portfolio    Portfolio                               Fund
                -----------------------------------------------------------------------------------------------------------------

Date Commenced      05/03/99    11/01/96     11/01/96    11/01/96     05/03/99     05/03/99    11/01/96     11/01/96    05/03/99
Operations

2000
 Beginning Unit       $11.44      $17.01       $11.35      $20.95       $12.64        $9.36      $13.22       $12.78       $8.64
 Value
                =================================================================================================================
 Ending Unit          $10.64      $16.05       $11.93      $18.83       $11.30        $9.09      $12.40            -       $9.24
 Value
                =================================================================================================================
 Number of        576,155.20  818,621.27 12,390,368.675,934,026.31  403,432.96   190,164.72           -            -  556,934.32
 Units
Outstanding
                =================================================================================================================
 Net Assets         $6,131     $13,138     $147,767    $111,752       $4,557       $1,728           -            -      $5,146
 (000's)
                =================================================================================================================

1999
 Beginning            $10.00      $14.34       $10.93      $17.54       $10.00       $10.00       $9.00       $12.26      $10.00
 Unit
 Value
                =================================================================================================================
 Ending Unit          $11.44      $17.01       $11.35      $20.95       $12.64        $9.36      $13.22       $12.78       $8.64
 Value
                =================================================================================================================
 Number of        155,642.93  560,532.64 9,861,519.25 5,457,967.10  186,640.12    61,409.25  246,948.62    57,792.53   94,499.34
 Units
Outstanding
                =================================================================================================================
 Net Assets           $1,780      $9,532     $111,967    $114,346       $2,360         $575      $3,265         $739        $817
 (000's)
                =================================================================================================================

1998
 Beginning Unit                   $12.79       $10.49      $13.81                                $10.98       $11.53
 Value
                =================================================================================================================
                =================================================================================================================
 Ending Unit Val                  $14.34       $10.93      $17.54                                 $9.00       $12.26
                =================================================================================================================
                =================================================================================================================
 Number of Units              447,514.11 6,649,980.31 4,084,834.46                           769,185.90   199,701.97
Outstanding
                =================================================================================================================
                =================================================================================================================
 Net Assets                       $6,416      $72,692     $71,644                                $6,926       $2,449
 (000's)
                =================================================================================================================

1997
 Beginning Unit                   $10.35       $10.07      $10.52                                $10.27       $10.44
 Value
                =================================================================================================================
                =================================================================================================================
 Ending Unit                      $12.79       $10.49      $13.81                                $10.98       $11.53
 Value
                =================================================================================================================
                =================================================================================================================
 Number of                    284,530.36 4,114,002.58 2,115,859.53                           952,879.99   211,488.12
 Units
Outstanding
                =================================================================================================================
 Net Assets                       $3,638      $43,163     $29,224                               $10,465       $2,439
 (000's)
                =================================================================================================================

1996
 Beginning Unit                   $10.00       $10.00      $10.00                                $10.00       $10.00
 Value
                =================================================================================================================
                =================================================================================================================
 Ending Unit                      $10.35       $10.07      $10.52                                $10.27       $10.44
 Value
                =================================================================================================================
                =================================================================================================================
 Number of                     16,525.39    297045.92   62,674.08                             70,715.11    24,613.07
 Units
Outstanding
                =================================================================================================================
                =================================================================================================================
 Net Assets                         $171       $2,991        $659                                  $727         $257
 (000's)
                =================================================================================================================


                                                                                                                     (Continued)

4.  SELECTED DATA

                       The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                        Van Kampen American
                                  Van Eck      Capital L.I.T. - Morgan Stanley Real
                              Worldwide Hard Estate
                                Assets Fund    Securities Portfolio/Universal Ins Fd
                                                     US Real Estate Portfolio
                             --------------------------------------------------------

Date Commenced Operations        11/01/96                    09/17/97

2000
 Beginning Unit Value                   $8.25                        $8.86
                             ========================================================
 Ending Unit Value                          -                       $11.25
                             ========================================================
 Number of Units                            -                   787,331.48
Outstanding
                             ========================================================
 Net Assets (000's)                         -                        $8860
                             ========================================================

1999
 Beginning Unit Value                   $6.88                        $9.25
                             ========================================================
 Ending Unit Value                      $8.25                        $8.86
                             ========================================================
 Number of Units                    29,113.72                   347,935.46
Outstanding
                             ========================================================
 Net Assets (000's)                      $240                       $3,083
                             ========================================================

1998
 Beginning Unit Value                  $10.04                       $10.56
                             ========================================================
 Ending Unit Value                      $6.88                        $9.25
                             ==================
                                               ======================================
 Number of Units                    80,398.85                   308,475.29
Outstanding
                             ========================================================
 Net Assets (000's)                      $553                       $2,854
                             ========================================================

1997
 Beginning Unit Value                  $10.31                       $10.00
                             ========================================================
 Ending Unit Value                     $10.04                       $10.56
                             ========================================================
 Number of Units                   132,622.35                   176,075.27
Outstanding
                             ========================================================
 Net Assets (000's)                    $1,332                       $1,859
                             ========================================================

1996
                             ========================================================
                             ========================================================
 Beginning Unit Value                  $10.00
                             ========================================================
                             ========================================================
 Ending Unit Value                     $10.31
                             ========================================================
                             ========================================================
 Number of Units                     2,220.85
Outstanding
                             ========================================================
                             ========================================================
 Net Assets (000's)                       $23
                             ========================================================


                              GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                         Financial Statements

                                     INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/DELOITE & TOUCHE LLP
Deloitte & Touche LLP
Denver, Colorado
January 29, 2001

                                                   2
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

=======================================================================================================
(Dollars in Thousands)

                                                               2000                 1999
                                                        -------------------  -------------------
                       ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804
                                                        -------------------  -------------------

        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897
                                                        -------------------  -------------------





TOTAL ASSETS                                          $      27,897,386    $      27,530,067
                                                        ===================  ===================


                                                                                (Continued)

=======================================================================================================

                                                                      2000            1999
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                            $      547,558   $      555,783
      Other                                                        11,497,442       11,181,900
    Policy and contract claims                                        441,326          346,868
    Policyholders' funds                                              197,941          185,623
    Provision for policyholders' dividends                             72,716           70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081           35,979
    Due to GWL&A Financial                                            171,347          175,035
    Repurchase agreements                                                               80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024          780,476
    Undistributed earnings on participating business                  165,754          130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137       12,819,897
                                                                 ---------------  --------------
        Total Liabilities                                          26,469,957       26,363,504
                                                                 ---------------  --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        717,704          700,316
    Accumulated other comprehensive income (loss)                      33,672          (84,861)
    Retained earnings                                                 669,021          544,076
                                                                 ---------------  --------------
        Total Stockholder's Equity                                  1,427,429        1,166,563
                                                                 ---------------  --------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $   27,530,067
                                                                 ===============  ==============


See notes to consolidated financial statements.                                    (Concluded)

                                                   3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
REVENUES:
  Premiums
    Related party                                 $              $               $      46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183         948,672
  Fee income                                            871,627        635,147         516,052
  Net investment income (loss)
    Related party                                       (14,517)       (10,923)         (9,416)
    Other                                               945,958        886,869         906,776
  Net realized gains on investments                      28,283          1,084          38,173
                                                    -------------  --------------  -------------
                                                      3,163,917      2,675,360       2,446,448
                                                    -------------  --------------  -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250         768,474
  Increase in reserves
    Related party                                                                       46,191
    Other                                                53,550         33,631          78,851
  Interest paid or credited to contractholders          490,131        494,081         491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716           5,908
  Dividends to policyholders                             74,443         70,161          71,429
                                                    -------------  --------------  -------------
                                                      1,745,872      1,581,839       1,462,469
  Commissions                                           204,444        173,405         144,246
  Operating expenses (income):
    Related party                                          (704)          (768)         (5,094)
    Other                                               775,885        593,575         518,228
  Premium taxes                                          45,286         38,329          30,848
                                                    -------------  --------------  -------------
                                                      2,770,783      2,386,380       2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980         295,751
                                                    -------------  --------------  -------------
PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039          81,770
  Deferred                                               25,531         11,223          17,066
                                                    -------------  --------------  -------------
                                                        134,040         83,262          98,836
                                                    -------------  --------------  -------------
NET INCOME                                        $     259,094  $     205,718   $     196,915
                                                    =============  ==============  =============





See notes to consolidated financial statements.

                                                   4
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                                                                   Accumulated
                                                                                    Additional        Other
                                 Preferred Stock              Common Stock           Paid-in      Comprehensive    Retained
                             ------------------------   -------------------------
                               Shares        Amount       Shares   Amount       Capital    Income (Loss)    Earnings      Total
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, JANUARY 1, 1998     2,000,800      121,800     7,032,000     7,032       690,748        52,807     313,532     1,185,919
   Net income                                                                                               196,915       196,915
   Other comprehensive income                                                                     8,753                     8,753
                                                                                                                        -----------
Total comprehensive income                                                                                                205,668
                                                                                                                        -----------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                   (80,036)      (80,036)
Purchase of preferred shares (2,000,800)   (121,800)                                                                     (121,800)
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1998           0            0     7,032,000     7,032       699,556        61,560     430,411     1,198,559

   Net income                                                                                               205,718       205,718
   Other comprehensive loss                                                                    (146,421)                 (146,421)
                                                                                                                        -----------
Total comprehensive income                                                                                                 59,297
                                                                                                                        -----------
Dividends                                                                                                   (92,053)      (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1999           0            0     7,032,000     7,032       700,316       (84,861)    544,076     1,166,563

   Net income                                                                                               259,094       259,094
   Other comprehensive income                                                                   118,533                   118,533
                                                                                                                        -----------
Total comprehensive income                                                                                                377,627
                                                                                                                        -----------
Dividends                                                                                                  (134,149)     (134,149)
Capital contributions -
  Parent stock options                                                             15,052                                  15,052
Income tax benefit on stock
  Compensation                                                                      2,336                                   2,336
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 2000           0   $        0     7,032,000   $  7,032 $     717,704  $      33,672  $  669,021   $ 1,427,429
                             ============  ===========  =========== =========   =========== ==============  ===========  ===========











See notes to consolidated financial statements.

                                                  52
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $     196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                     5,188         13,716           5,908
      Amortization of investments                       (62,428)       (22,514)        (15,068)
      Net realized gains on investments                 (28,283)        (1,084)        (38,173)
      Depreciation and amortization                      41,693         47,339          55,550
      Deferred income taxes                              25,531         11,223          17,066
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                        310,511        650,959         938,444
      Reinsurance receivable                            (35,368)        19,636         (43,643)
      Receivables                                      (128,382)       (37,482)         28,467
      Other, net                                       (103,169)      (136,476)       (184,536)
                                                    -------------  --------------  -------------
        Net cash provided by operating activities       284,387        751,035         960,930
                                                    -------------  --------------  -------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                             8,571                          9,920
        Maturities and redemptions                      323,728        520,511         471,432
         Available-for-sale
        Sales                                         1,460,672      3,176,802       6,169,678
        Maturities and redemptions                      887,420        822,606       1,268,323
    Mortgage loans                                      139,671        165,104         211,026
    Real estate                                           8,910          5,098          16,456
    Common stock                                         61,889         18,116           3,814
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                              (100,524)      (563,285)       (584,092)
         Available-for-sale                          (2,866,228)    (4,019,465)     (7,410,485)
    Mortgage loans                                       (4,208)        (2,720)       (100,240)
    Real estate                                         (20,570)       (41,482)         (4,581)
    Common stock                                        (52,972)       (19,698)        (10,020)
    Acquisitions, net of cash acquired                   82,214                        (82,669)
                                                    -------------  --------------  -------------
        Net cash provided by (used in)
          investing activities                    $     (71,427) $      61,587   $     (41,438)
                                                    =============  ==============  =============


                                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
=======================================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $    (507,237)
  Due to GWL                                              7,102        (16,898)        (73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)        (80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)        (14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)        (81,280)
  Capital contributions                                                                  8,808
  Purchase of preferred shares                                                        (121,800)
                                                    -------------  --------------  -------------
        Net cash used in financing activities          (326,497)      (721,227)       (869,651)
                                                    -------------  --------------  -------------

NET INCREASE (DECREASE) IN CASH                        (113,537)        91,395          49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119         126,278
                                                    -------------  --------------  -------------

CASH, END OF YEAR                                 $     153,977  $     267,514   $     176,119
                                                    =============  ==============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                  $      78,510  $      76,150   $     111,493
    Interest                                             21,060         14,125          13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052











See notes to consolidated financial statements.                                    (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. ____ Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).


              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. ____ Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. ____ Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.


        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.


        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.


        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.


        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.


        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity

     Cash                               $    24,600    Policy reserves             $  137,638
     Deferred income taxes                    3,816
     Policy loans                            82,649
     Due from Parent Corporation             19,753
     Other                                    6,820
                                          -----------                                -----------
                                        $   137,638                                $  137,638
                                          ===========                                ===========

================================================================================


        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

                   Assets                              Liabilities and Stockholder's Equity
     ===================================

     ===================================

     Bonds                              $   147,475    Policy reserves             $  428,152
     ===================================
     Mortgages                               82,637    Due to Parent Corporation       20,820
     ===================================
     Cash                                   134,900
     ===================================
     Deferred policy acquisition costs        9,724
     ===================================
     Deferred income taxes                   15,762
     ===================================
     Policy loans                            56,209
     ===================================
     Other                                    2,265
     ===================================
                                          -----------                                -----------
                                        $   448,972                                $  448,972
     ===================================  ===========                                ===========

        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2000           1999           1998
                                                    -------------  -------------  -------------

     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.


        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:



                                            Ceded         Assumed                    Percentage
                                         Primarily to    Primarily                   of Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net
                          -------------  -------------  ------------- -------------  -----------
     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%
                          -------------  -------------  -------------  -------------
             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276
                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%
                          -------------  -------------  -------------  -------------
             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678
                          =============  =============  =============  =============

     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%
                          -------------  -------------  -------------  -------------
             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $    924,702   $     86,409   $    139,736   $    978,029
                          =============  =============  =============  =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS


        Net investment income is summarized as follows:

                                                              Years Ended December 31,
                                                     -------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------  -------------
     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285
                                                     -------------  -------------  -------------
                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126
                                                     -------------  -------------  -------------
     Net investment income                          $   931,441   $    875,946   $    897,360
                                                     =============  =============  =============


        Net realized gains on investments are as follows:

                                                              Years Ended December 31,
                                                     -------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------  -------------
     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000           (642)
                                                     -------------  -------------  -------------
     Net realized gains on investments              $    28,283   $      1,084   $     38,173
                                                     =============  =============  =============

6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971  $1,126,971
       Collateralized mortgage
         Obligations                  708,707      8,592       7,201       710,098     710,098
       Public utilities               654,729     13,251       7,063       660,917     660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265   3,018,265
       Foreign governments             49,505      1,019         376        50,148      50,148
       State and municipalities       815,246     20,424       6,502       829,168     829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603     358,603
       Mortgage backed                100,786      5,401         363       105,824     105,824
     securities

       Asset backed securities      2,533,214     46,602      19,945     2,559,871   2,559,871
                                   ----------- -----------  -----------  ----------- -----------
                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865  $9,419,865
                                   =========== ===========  ===========  =========== ===========

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage

           Obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762   1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities

         Asset backed securities     211,284       2,184       5,961      207,507     211,284
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581  $2,260,581
                                   =========== ===========  ===========  =========== ===========


                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair      Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  ----------- -----------
     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         Obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523   1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities

       Asset backed securities     2,079,303       5,140      71,199     2,013,244   2,013,244
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922  $6,727,922
                                   =========== ===========  ===========  =========== ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Available-for-Sale
                                   -------------------------------
                                     Amortized        Estimated
                                       Cost          Fair Value
                                   --------------   --------------
     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed
       securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873
                                   --------------   --------------
                                 $    9,372,009  $     9,419,865
                                   ==============   ==============

        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.

        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:


                                  Notional            Strike/Swap

     December 31, 2000             Amount                Rate                   Maturity
     ------------------------  --------------- -------------------------- ----------------------
     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371                N/A                  6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05


        The following table summarizes the 1999 financial hedge instruments:

                                 Notional             Strike/Swap

     December 31, 1999            Amount                 Rate                   Maturity
     ------------------------  --------------  -------------------------- ----------------------

     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02

        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                             2000        1999
     =======================================================--------------------
     Loans, net of related allowance for credit losses of
     $12,777 and $14,727                                   $ 21,893  $ 25,877
   Loans with no related allowance for credit losses         12,954    17,880
   Average balance of impaired loans during the year         39,321    43,866
   Interest income recognized (while impaired)                1,648     1,877
   Interest income received and recorded (while impaired)
   using the cash basis method of recognition                 1,632     1,911

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.

        The following table presents changes in the allowance for credit losses:

                                      2000            1999           1998
                                  -------------   -------------  -------------

     Balance, beginning of year $     77,416   $      83,416   $     83,416
     Provision for loan losses        (8,927)         (7,000)           642
     Charge-offs                      (7,247)              -           (787)
     Recoveries                            -           1,000            145
                                  -------------   -------------  -------------
     Balance, end of year       $     61,242   $      77,416   $     83,416
                                  =============   =============  =============

7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                             December 31,
                                      -----------------------------------------------------------
                                                 2000                           1999
                                      ----------------------------   ----------------------------
                                        Carrying      Estimated        Carrying      Estimated
                                         Amount       Fair Value        Amount       Fair Value
                                      -------------  -------------   -------------  -------------
     ASSETS:

        Fixed maturities and

          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $  9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645       968,964
        Policy loans                    2,809,973     2,809,973        2,681,132     2,681,132
        Common stock                       95,036        95,036           69,240        69,240

     LIABILITIES:
        Annuity contract reserves

          without life                  4,189,716     4,204,907        4,468,685     4,451,465
     contingencies

        Policyholders' funds              197,941       197,941          185,623       185,623
        Due to GWL                         43,081        41,332           35,979        33,590
        Due to GWL&A Financial            171,347       158,222          175,035       137,445
        Repurchase agreements                                             80,579        80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)             1,015       1,015
        Interest rate caps                    405           405            4,140         4,140
        Interest rate swaps                 9,232         9,232           (1,494)       (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079              (10)          (10)
        Equity swap                           - -           - -           (7,686)       (7,686)
        Options                            (3,528)       (3,528)          (6,220)       (6,220)


        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.


        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.


9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement

                                          Pension Benefits                 Medical Plan
                                     ----------------------------  -----------------------------
                                      2000      1999      1998      2000      1999       1998
                                     --------  --------  --------  --------  --------   --------
     Change in benefit obligation

     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $  19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186       1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652       1,341
     Addition of former Alta                    4,155
     employees
     Actuarial loss (gain)            2,510    (22,363)   5,117              3,616      (1,613)
     Prior service for former
     Alta
       Employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)       (603)
                                     --------  --------  --------  --------  --------   --------
     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $  19,944
     of year
                                     --------  --------  --------  --------  --------   --------

     Change in plan assets

     Fair value of plan assets
     at

       Beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees

       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)
                                     --------  --------  --------  --------  --------   --------
     Fair value of plan assets       193,511   192,093   183,136
     at end of year
                                     --------  --------  --------  --------  --------   --------

     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228)   (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464        (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net (asset)
     obligation or
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736     14,544
                                     --------  --------  --------  --------  --------   --------
     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $  (5,513)
     cost
                                     ========  ========  ========  ========  ========   ========

     Components of net periodic
     benefit cost

     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $   1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652       1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808         808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier

       periods                         (879)      (80)                34        38
                                     --------  --------            --------  --------   --------
                                     --------  --------  --------  --------  --------   --------
     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $   3,514
                                     ========  ========  ========  ========  ========   ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50%     6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50%     8.50%
     assets

     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00%     4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.

        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                   1-Percentage  1-Percentage
                                                      Point         Point
                                                     Increase      Decrease
                                                   ------------  ---------------
     Increase (decrease) on total of service and
       interest cost on components                   $   1,189   $      (812)
     Increase (decrease) on post-retirement benefit      7,220        (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company  also  provides a  supplemental  executive  retirement  plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                         2000          1999         1998
                                       ----------   -----------  -----------
     Federal tax rate                      35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                   (5.9)
       Other, net                          (0.9)         (0.3)        (1.6)
                                       ----------   -----------  -----------
     Total                                 34.1  %       28.8  %      33.4  %
                                       ==========   ===========  ===========

         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                                    2000                         1999
                                          --------------------------   -------------------------
                                           Deferred      Deferred       Deferred     Deferred
                                             Tax            Tax           Tax           Tax
                                            Asset        Liability       Asset       Liability
                                          -----------   ------------   -----------  ------------
     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $     49,455
     Deferred acquisition cost

       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                        582
                                          -----------   ------------   -----------  ------------
             Subtotal                       224,860         84,257         305,121      50,037
     Valuation allowance                     (1,761)                        (1,761)
                                          -----------   ------------   -----------  ------------
             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$     50,037
                                          ===========   ============   ===========  ============

        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.

        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:
        Unrealized holding gains (losses)
          arising
          during the period                   $     204,274    $     (71,495)  $      132,779
        Less:  reclassification adjustment
          for
          losses (gains) realized in net              9,436           (3,303)           6,133
          income
                                                 ---------------  --------------   --------------
        Net unrealized gains                        213,710          (74,798)         138,912
     =========================================     ============  ===============    ==========
     Reserve and  DAC adjustment                    (31,352)          10,973          (20,379)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $     182,358    $     (63,825)  $      118,533
     =========================================  ===============  ==============   ==============

        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Unrealized holding (losses) gains
     arising ring the period                  $    (303,033)   $     106,061   $     (196,972)

        Less:  reclassification adjustment
     for   (gains) losses realized in net            (9,958)           3,485           (6,473)
     income
                                                ---------------  --------------   --------------
        Net unrealized (losses) gains              (312,991)         109,546         (203,445)
        Reserve and  DAC adjustment                  87,729          (30,705)          57,024
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive loss                 $    (225,262)   $      78,841   $     (146,421)
     =========================================  ===============  ==============   ==============


        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
                                                ---------------  -------------------------------
     Unrealized gains on available-for-sale securities:

        Unrealized holding gains (losses)
     arising

           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for

           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------   --------------
        Net unrealized gains (losses)                25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065           (7,549)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $      13,466    $      (4,713)  $        8,753
                                                ===============  ==============   ==============



12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     2000             1999            1998
                                 --------------  ---------------  -------------
                                  (Unaudited)
     Net income                $     293,521   $      253,123   $    225,863
     Capital and surplus           1,083,718        1,004,745        727,124

        In March 1998,  the  National  Association  of  Insurance  Commissioners
        adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.

13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998, 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.

        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options       WAEP
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $    7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000     13.90
       Exercised               351,300      6.77      234,476      5.69        99,176      5.93
       Expired or              120,750     12.10      318,750     13.81        80,000     13.05
     canceled

                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $    8.07
                            ===========  ========  ===========  =========  ===========  =========

     Options exercisable

       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $    5.72
                            ===========  ========  ===========  =========  ===========  =========

     Weighted average
     fair
     value of options

     granted during year  $    4.38              $    5.23               $    4.46
                            ===========            ===========             ===========


        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable
     ===================  ----------------------------------------- ----------------------------
                                                         Average                      Average
     ===================
          Exercise                         Average      Exercise                      Exercise
     ===================
        Price Range          Options         Life         Price        Options         Price
     -------------------  --------------  -----------  ------------ --------------   -----------
     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $       5.70
     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $      14.28
     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $      17.74


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options       WAEP
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $    3.05
       Exercised               215,054      3.30       70,000      2.28       720,946      2.98
                            -----------  --------  -----------  ---------  -----------  ---------
     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $    2.89
     31,
                            ===========  ========  ===========  =========  ===========  =========
     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $    2.89
                            ===========  ========  ===========  =========  ===========  =========

        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.

        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life
        insurance   products  to  individuals  and  businesses.   The  Company's
        reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31 was as follows:

        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:
        Premium income                       $   1,142,136   $      190,430   $   1,332,566
        Fee income                                 752,309          119,318         871,627
        Net investment income                       94,800          836,641         931,441
        Realized investment (losses) gains          (3,572)          31,855          28,283
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,985,673        1,178,244       3,163,917

     Benefits and Expenses:

        Benefits                                   922,925          822,946       1,745,871
        Operating expenses                         856,463          168,449       1,024,912
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,779,388          991,395       2,770,783
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            206,285          186,849         393,134
     taxes

     ========================================
     Income taxes                                   70,197           63,843         134,040
                                               --------------   --------------  ---------------
             Net income                      $     136,088   $      123,006   $     259,094
     ========================================  ==============   ==============  ===============

        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,438,650   $   12,239,947   $  13,678,597
     Other assets                                  980,245          857,407       1,837,652
     Separate account assets                     6,537,095        5,844,042      12,381,137
     ========================================  --------------   --------------  ---------------
             Total assets                    $   8,955,990   $   18,941,396   $  27,897,386
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial
     ========================================
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

     ========================================
        Premium income                       $     990,449   $      172,734   $   1,163,183
     ========================================
        Fee income                                 548,580           86,567         635,147
     ========================================
        Net investment income                       80,039          795,907         875,946
     ========================================
        Realized investment (losses) gains          (1,224)           2,308           1,084
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,617,844        1,057,516       2,675,360
     ========================================
     Benefits and Expenses:

     ========================================
        Benefits                                   789,084          792,755       1,581,839
     ========================================
        Operating expenses                         661,119          143,422         804,541
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,450,203          936,177       2,386,380
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     ========================================
     ========================================
     Net operating income before income            167,641          121,339         288,980
     taxes

     ========================================
     Income taxes                                   51,003           32,259          83,262
                                               --------------   --------------  ---------------
             Net income                      $     116,638   $       89,080   $     205,718
     ========================================  ==============   ==============  ===============


        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055
     Other assets                                  741,438          910,677       1,652,115
     Separate account assets                     7,244,145        5,575,752      12,819,897
     ========================================  --------------   --------------  ---------------
             Total assets                    $   9,449,694   $   18,080,373   $  27,530,067
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     746,898   $      247,965   $     994,863
        Fee income                                 444,649           71,403         516,052
        Net investment income                       95,118          802,242         897,360
        Realized investment gains                    8,145           30,028          38,173
     ========================================  --------------   --------------  ---------------
             Total revenue                       1,294,810        1,151,638       2,446,448

     Benefits and Expenses:


        Benefits                                   590,058          872,411       1,462,469
        Operating expenses                         546,959          141,269         688,228
     ========================================  --------------   --------------  ---------------
             Total benefits and expenses         1,137,017        1,013,680       2,150,697
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------


     Net operating income before income            157,793          137,958         295,751
     taxes


     Income taxes                                   50,678           48,158          98,836
                                               --------------   --------------  ---------------
             Net income                      $     107,115   $       89,800   $     196,915
     ========================================  ==============   ==============  ===============

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998
     ===============================  ---------------  --------------   --------------
      Premium Income:
        Employee Benefits


            Group Life & Health     $   1,142,136    $     990,449   $      746,898
     ===============================  ---------------  --------------   --------------
                 Total Employee         1,142,136          990,449          746,898
     Benefits
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                         7,253           14,344           16,765
            Individual Insurance          183,177          158,390          231,200
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          190,430          172,734          247,965
                 Services
     ===============================  ---------------  --------------   --------------
             Total premium income   $   1,332,566    $   1,163,183   $      994,863
     ===============================  ===============  ==============   ==============

     Fee Income:

            Employee Benefits


            Group Life & Health     $     648,328    $     454,071   $      366,805
              (uninsured plans)
            401(k)                        103,981           94,509           77,844
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Employee           752,309          548,580          444,649
     Benefits
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                       111,201           81,331           71,403
            Individual Insurance            8,117            5,236
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          119,318           86,567           71,403
                 Services
     ===============================  ---------------  --------------   --------------
             Total fee income       $     871,627    $     635,147   $      516,052
     ===============================  ===============  ==============   ==============

15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


C-9

                                               PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 2000, 1999, and 1998 and for Variable Annuity-1 Series Account for the years ended December 31, 2000 and 1999 are included in the Statement of Additional Information.

        (b)    Exhibits

          (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement (File No. 333-01153).

          (2)  Not applicable.

          (3)  Copy of  distribution  contract  between  Depositor and Principal
               Underwriter   is   incorporated   by  reference  to   Depositor's
               Pre-Effective Amendment No. 2 on Form S-2 (File No. 333-01173).

          (4) Copy of the form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-01153).

          (5) Copy of the form of application to be used with the variable annuity contract provided pursuant to (4) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-01153).

          (6) Copy of Articles of Incorporation and Bylaws of Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 (File No. 333-01153).

          (7)  Not applicable.

          (8) Copies of participation agreements with underlying funds are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 and Registrant's Post-Effective Amendment No. 2 (File No. 333-01153).

          (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by referenced to Registrant's Initial Registration Statement (File No. 333-01153).

(10)      (a)  Written Consent of Jorden Burt LLP is attached as Exhibit 10(a).

          (b) Written Consent of Deloitte & Touche LLP is attached as Exhibit 10(b).

          (11) Not Applicable.

          (12) Not Applicable.

          (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement (File No. 333-01153).



Item 25.       Directors and Officers of the Depositor

                                                            Position and Offices
Name                         Principal Business Address        with Depositor
----                         --------------------------     -------------------

James Balog                  2205 North Southwinds Boulevard, Apt. 307
Director
                             Vero Beach, Florida 32963

James W. Burns, O.C.                (4)                                 Director

Orest T. Dackow                     (3)                                 Director

Andre Desmarais                     (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director


Robert Gratton                      (5)                                 Chairman

Kevin P. Kavanagh                   (1)                                 Director

William Mackness             696 Whitehaven Crescentt                   Director
                         London, Ontario, Canada N6G 4V4


William T. McCallum                 (3)                   Director,    President
                                                     and Chief Executive Officer


Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited              Director
                             P.O. Box 130
                             265 Commercial Street
                    North Sydney, Nova Scotia, Canada B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                         Director

Michel Plessis-Belair, F.C.A.               (4)                         Director

Brian E. Walsh               Veritas Capital Management, LLC
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut 06902



Mark Corbett
                                    (3)
                                                    Senior Vice
                                                    President,
                                                    Investments

John A. Brown                       (3)             Senior Vice President,
                                                    Sales, Healthcare Markets


Donna A. Goldin                     (2)             Executive Vice President
                                                    and Chief Operating
                                                    Officer, One Corporation

M.T.G. Graye                        (3)             Executive Vice President,
                                                    Chief  Financial Officer

Wayne T. Hoffmann                   (3)
                                                    Senior Vice
                                                    President,
                                                    Investments

Mark S. Hollen                      (3)             Senior Vice President,
                                                    FASCorp

D.Craig Lennox                      (6)             Senior Vice
                                                    President, General Counsel
                                                    and Secretary

Steven H. Miller                    (2)             Senior Vice President,
                                                    Employee Benefits,
                                                    Sales

James D. Motz                       (2)             Executive  Vice President,
                                                    Employee Benefits

Charles P. Nelson                   (3)             Senior Vice President,
                                                    Public Non-Profit Markets

Martin L. Rosenbaum                 (2)             Senior Vice
                                                    President,
                                                    Employee Benefits

Gregory E. Seller                   (3)             Senior Vice President,
                                                    Government Markets

Robert K. Shaw                      (3)             Senior Vice President,
                                                    Individual Markets

George D. Webb                      (3)             Senior Vice
                                                    President,
                                                    Financial Services

Douglas L. Wooden                   (3)             Executive Vice President,
                                                    Financial Services

Warren J. Winer                     (2)
                                                    Senior Vice
                                                    President, Employee
                                                    Benefits

Jay Wright                          (2)
                                                    Senior Vice
                                                    President, Employee
                                                    Benefits
--------------------------------------

(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)  8505 East Orchard Road, Greenwood Village, Colorado 80111.

(3)  8515 East Orchard Road, Greenwood Village, Colorado 80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6)  8525 East Orchard Road, Greenwood Village, Colorado 80111


Item 26. Persons controlled by or under common control with the Depositor or Registrant
     ---------------------------------------------------------------------------

        (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
    100.0%  - 171263 Canada Inc. (Canada) - Holding Company
     67.4%  - Power Financial Corporation (Canada) - Holding Company
      80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
       100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
        100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
         100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
          100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business
                    Trust
           100.0% - Great-West Life & Annuity Insurance Company (of which
                      Variable Annuity - 1 Series Account is a separate account) (Colorado) - Life and Health Insurance Company 100.0% - First Great-West Life & Annuity Insurance Company (New
                      York)
           - Life and Health Insurance Company
            100.0% - Advised Assets Group, Inc. (Colorado) - Investment Adviser 100.0% - Alta Health & Life Insurance Company (Indiana) - Life and
Health Insurance Company
            100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
            100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
            100.0% - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
            100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
            100.0%  - NPC Securities, Inc. (California) - Securities
Broker/Dealer
            100.0%  - NPC Administrative Services Corporation (California)
- Third Party Administrator
            100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third
Party Administrator
            100.0% - National Plan Coordinators of Washington, Inc. (Washington) - Third Party Administrator
            100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) -
Third Party Administrator
            100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
            100.0%  - NPC Advisers, Inc. (Delaware) - Investment Adviser
            100.0% - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) - Insurance Agency
            100.0% - One Benefits Corporation (Colorado) - Holding Company 100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred
Provider Organization
            100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
            100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
            100.0%  - One Health Plan of California, Inc. (California) -
Health Maintenance Organization
            100.0% - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
            100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
            100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
            100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
            100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
            100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
Health Maintenance Organization
            100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
            100.0%  - One Health Plan of Massachusetts, Inc.
(Massachusetts) -  Health Maintenance Organization
            100.0%  - One Health Plan of Michigan, Inc. (Michigan) -
Preferred Provider Organization
            100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) -
Preferred Provider Organization
            100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
            100.0%  - One Health Plan of New Hampshire, Inc. (New
Hampshire) - Preferred Provider Organization
            100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) -
Health Maintenance Organization
            100.0%  - One Health Plan of New York, Inc. (New York) -
Preferred Provider Organization
            100.0%  - One Health Plan of North Carolina, Inc. (North
Carolina) - Health Maintenance Organization
            100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health
Maintenance Organization
            100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
            100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania)
- Health Maintenance Organization
            100.0%  - One Health Plan of South Carolina, Inc. (South
Carolina) - Preferred Provider Organization
            100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) -
Health Maintenance Organization
            100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
            100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
            100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
Preferred Provider Organization
            100.0%  - One Health Plan of Washington, Inc. (Washington) -
Health Maintenance Organization
            100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
Preferred Provider Organization
            100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
Preferred Provider Organization
            100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
            100.0% - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
            100.0%  - GWL Properties, Inc. (Colorado) - Real Property
                      Corporation
             50.0% - Westkin Properties Ltd. (California) - Real Property Corporation
            100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing
                      Company
             92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
            100.0% - GW Capital Management, LLC (Colorado) -
                             Investment Adviser
            100.0% - Orchard Capital
                             Management, LLC (Colorado) -
Investment Adviser
            100.0% - Greenwood Investments, Inc. (Colorado) - Securities Broker/Dealer
             86.8%  - Orchard Series Fund (Delaware) - Investment Company
            100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 27.       Number of Contractowners

        As of March 31, 2001, there were 10,568 contractowners.

Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

        Section 7-109-101.  Definitions.

        As used in this Article:

        (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


        (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

        (3)    "Expenses" includes counsel fees.

        (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


        (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

        (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

        (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

          (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

               (a)  The person conducted himself or herself in good faith; and

               (b)  The person reasonably believed:

               (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

               (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and


               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

        (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

        (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

        (4)    A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


               (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

        (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

        Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

        (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes to the corporation a written affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;

               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

        (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

        (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

        (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

          (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required by subsection (1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

        (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)    By the shareholders.

        (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

        (1)    Unless otherwise provided in the articles of incorporation:

               (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

        A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

        (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

        (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

        If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

        The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.




Item 29.   Principal Underwriter

     (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Partners III LLC.

              (b) Directors and Officers of Schwab


Name              Principal Business Address          Position   and   Offices   with
----              --------------------------          ---------------------------------
Underwriter
-------------

Charles R. Schwab                (1)                  Chairman, Director

David S. Pottruck                (1)                  President, Chief Executive Officer,
Director

Linnet F. Deily                  (1)                  Vice Chairman - Office of the President

Steven L. Scheid                 (1)                  Vice Chairman and President - Schwab
Retail                                                           Group, Director

Lon Gorman                       (1)                  Vice Chairman and Enterprise President -
                                                      Schwab Capital Markets

John P. Coghlan                  (1)                  Vice Chairman and Enterprise President -
Schwab
                                                      Institutional

Dawn G. Lepore                   (1)                  Vice Chairman, Executive Vice President and
Chief                                                     Information Officer

Wayne W. Fieldsa                 (1)                  Executive Vice President - Brokerage
Operations

Gideon Sasson                    (1)                  Enterprise President - Brokerage Operations

Karen W.  Chang                  (1)                  Enterprise President - General Investor
Services

Susanne D. Lyons                 (1)                  Enterprise President - Retail Investor
Specialized                                               Services

Carrie Dwyer                     (1)                  Executive Vice President -
Corporate
                                                      Oversight and Corporate
Secretary

Parkash P. Ahuja                 (1)                  Executive Vice President - Corporate
Services

Geoffrey Penney                  (1)                  Executive Vice President - Financial
Products and
                                                      International Technology

Bryce R. Lensing                 (1)                  Executive Vice President - Global Risk
Management

Michael S. Knight                (1)                  Executive Vice President - Head of Branches

George Rich                      (1)                  Executive Vice President - Human Resources

John P. McGonigle                (1)                  Executive Vice President - Mutual Funds

James M. Hackley                 (1)                  Executive Vice President - Retail Client
Services

Maurisa Sommerfield              (1)                  Executive Vice President - Retail Client
Services

Walter Bettinger, II             (1)                  Executive Vice President - Retirement Plan
Services

Jeremiah H. Chafkin              (1)                  Executive Vice President - SchwabFunds

Frederick E. Matteson            (1)                  Executive Vice President - Schwab
Technology
                                                      Services

Elizabeth Sawi                   (1)                  Executive Vice President and Chief
Administrative                                            Officer

Christopher V. Dodds             (1)                  Executive Vice President and Chief
Financial Officer

Daniel O. Leemon                 (1)                  Executive Vice President and Chief
Strategy Officer

Robert H. Rosseau                (1)                  Executive Vice President and Enterprise
President -
                                                      International

Jeffrey Lyons                    (1)                  Executive Vice President, Mutual Funds
Relations,
                                                      Operations and Marketing

William M. Thomas                (1)                  Senior Vice President - Fund Administration

Ron Carter                       (1)                  Senior Vice President - Mutual Fund
Operations

Colleen M. Hummer                (1)                  Senior Vice President - Mutual Funds
Operations

Michelle M. Swenson              (1)                  Senior Vice President - Mutual Funds
Marketing and
                                                      Development

Daniel J. Keller                 (1)                  Senior Vice President - Mutual Funds
Technology

Willie C. Bogan                  (1)                  Vice President and Assistant Corporate
Secretary

R. Scott McMillen                (1)                  Vice President and Assistant Corporate
Secretary

Jane E. Fry                      (1)                  Assistant Corporate Secretary

--------------------------------------

(1)        101 Montgomery, San Francisco, California  94104.




           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on                   Brokerage
Underwriter         Commissions           Redemption           Commissions
Compensation

Schwab                -0-                         -0-                        -0-
     -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

          (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.


                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 20th day of April, 2001.

                                VARIABLE ANNUITY-1 SERIES ACCOUNT
                                (Registrant)



                                By:    /s/ William T. McCallum
                                       ------------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer of
                                       Great-West Life & Annuity
                                       Insurance Company


                                GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY
                                (Depositor)



                                By:    /s/ William T. McCallum
                                       ------------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date



/s/ R. Gratton*                                                   April 20, 2001
--------------------------------------------
Director and Chairman of the
Board (Robert Gratton)


/s/ William T. McCallum                                           April 20, 2001
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ M.T.G. Graye                                                  April 20, 2001
------------------------------------
Executive Vice President, Chief
Financial Officer (M.T.G. Graye)

Signature and Title                                                     Date



/s/ James Balog*                                                  April 20, 2001
------------------------------------
Director, (James Balog)



/s/ James W. Burns*                                               April 20, 2001
------------------------------------
Director, (James W. Burns)


/s/ Orest T. Dackow*                                              April 20, 2001
------------------------------------
Director (Orest T. Dackow)




Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                          April 20, 2001
--------------------------------------------
Director (Paul Desmarais, Jr.)



/s/ Kevin P. Kavanagh*                                            April 20, 2001
--------------------------------------------
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                             April 20, 2001
------------------------------------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                                         April 20, 2001
--------------------------------------------
Director (Jerry E.A. Nickerson)



Signature and Title                                                     Date



/s/ P. Michael Pitfield*                                          April 20, 2001
---------------------------------------------------
Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair*                                        April 20, 2001
------------------------------------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                               April 20, 2001
------------------------------------
Director (Brian E. Walsh)



*By:    /s/ D.C. Lennox
        ------------------------------------
        D. C. Lennox

          Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement and Pre-Effective Amendment No. 1 thereto.


                                  Exhibit Table
                                    Form N-4


Exhibit

(10)(a)  Written Consent of Jorden Burt LLP is attached as Exhibit 10(a).

(10)(b)  Written Consent of Deloitte & Touche LLP is attached as Exhibit 10(b).


                                  Exhibit 10(a)

Jorden Burt                                     777 Brickell Avenue, Suite 500
1025 Thomas Jefferson Street, N.W.              Miami, Florida 33131-2803
Suite 400 East                                  (305) 371-2600
Washington, D.C. 20007-8104                     Telecopier: (305) 372-9928
(202) 965-8100                                  HTTP://www.jordenusa.com
Telecopier: (202) 965-8104





April 23, 2001

Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado 80111

Re:  Amendment No. 7 to the Registration Statement on Form N-4
     File Nos. 333-01153 and 811-07549

Ladies and Gentlemen:

        We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                                Very truly yours,

                                                /s/Jorden Burt LLP
                                                Jorden Burt LLP




                                  Exhibit 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the inclusion in and incorporation by reference in this Post-Effective Amendment No. 7 to Registration Statement No. 333-01153 of Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company of our report dated January 29, 2001, included in this Registration Statement and incorporated by reference from the annual report on Form 10-K of Great-West Life & Annuity Insurance Company, and to the use of our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and of our report dated February 26, 2001 on the financial statements of Variable Annuity - 1 Series Account included in this Registration Statement. We also consent to the reference to us under the headings of "Condensed Financial Information" and "Experts" in such Prospectus and under the heading "Experts" in the Statement of Additional Information, which are part of such Registration Statement.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
April 18, 2001